UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06243

Franklin Strategic Series

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Alison Baur

Franklin Templeton

One Franklin Parkway,

San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: 650 312-2000

Date of fiscal year end: August 31

Date of reporting period: February 28, 2025

ITEM 1.	REPORT TO STOCKHOLDERS.

(a)	The Report to Shareholders is filed herewith

Franklin Templeton SMACS: Series E
Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Franklin Templeton SMACS: Series E for the period September 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Franklin Templeton SMACS: Series E1	$0	0.00%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Does not reflect the effect of fees and expenses associated with a separately managed account, or a management fee or other operating expenses of the Fund.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$310,130,478
Total Number of Portfolio Holdings*	115
Portfolio Turnover Rate	40.32%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Templeton SMACS: Series E	PAGE 1	3001-STSR-0425

Franklin Templeton SMACS: Series I
Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Franklin Templeton SMACS: Series I for the period September 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Franklin Templeton SMACS: Series I1	$0	0.00%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Does not reflect the effect of fees and expenses associated with a separately managed account, or a management fee or other operating expenses of the Fund.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$476,415,105
Total Number of Portfolio Holdings*	156
Portfolio Turnover Rate	28.56%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Templeton SMACS: Series I	PAGE 1	3003-STSR-0425

Franklin Templeton SMACS: Series CH
Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Franklin Templeton SMACS: Series CH for the period September 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Franklin Templeton SMACS: Series CH1	$0	0.00%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Does not reflect the effect of fees and expenses associated with a separately managed account, or a management fee or other operating expenses of the Fund.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$28,691,044
Total Number of Portfolio Holdings*	64
Portfolio Turnover Rate	11.60%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Templeton SMACS: Series CH	PAGE 1	3000-STSR-0425

Franklin Templeton SMACS: Series H
Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Franklin Templeton SMACS: Series H for the period September 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Franklin Templeton SMACS: Series H1	$0	0.00%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Does not reflect the effect of fees and expenses associated with a separately managed account, or a management fee or other operating expenses of the Fund.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$21,765,236
Total Number of Portfolio Holdings*	137
Portfolio Turnover Rate	1.03%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Templeton SMACS: Series H	PAGE 1	3002-STSR-0425

(b)	Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Franklin
Strategic Series
Financial Statements and Other Important Information
Semi-Annual | February 28, 2025
Franklin Templeton SMACS: Series CH
Franklin Templeton SMACS: Series E
Franklin Templeton SMACS: Series H
Franklin Templeton SMACS: Series I

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Semiannual

Financial Highlights and Schedules of Investments 2
Financial Statements 29
Notes to Financial Statements 33
Changes In and Disagreements with Accountants 46
Results of Meeting(s) of Shareholders 46
Remuneration Paid to Directors, Officers and Others 46
Board Approval of Management and Subadvisory Agreements 46

Franklin Strategic Series
Financial Highlights
Franklin Templeton SMACS: Series CH
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended
February
28, 2025
(unaudited)
Year Ended August 31,
2024 2023 2022 2021 2020
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $8.96 $8.52 $8.85 $10.51 $9.82 $10.26
Income from investment operations
a
:
Net investment income
b
............. 0.24 0.45 0.39 0.36 0.35 0.33
Net realized and unrealized gains (losses) (0.06) 0.43 (0.32) (1.66) 0.69 (0.31)
Total from investment operations ........ 0.18 0.88 0.07 (1.30) 1.04 0.02
Less distributions from:
Net investment income .............. (0.23) (0.44) (0.40) (0.36) (0.35) (0.33)
Net realized gains ................. — — — — — (0.13)
Total distributions ................... (0.23) (0.44) (0.40) (0.36) (0.35) (0.46)
Net asset value, end of period .......... $8.91 $8.96 $8.52 $8.85 $10.51 $9.82
Total return
c
....................... 2.07% 10.75% 0.85% (12.61)% 10.75% 0.25%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.40% 0.50% 2.48% 2.37% 3.11% 4.23%
Expenses net of waiver and payments by
affiliates
e
.......................... —% —% —% —% —% —%
Net investment income ............... 5.36% 5.27% 4.56% 3.71% 3.44% 3.38%
Supplemental data
Net assets , end of period (000’s) ........ $28,691 $22,910 $3,898 $2,957 $3,512 $2,986
Portfolio turnover rate ................ 11.60% 38.97% 45.25% 5.65% 2.74% 51.23%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Strategic Series
Schedule of Investments (unaudited), February 28, 2025
Franklin Templeton SMACS: Series CH
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.8%
Diversified Consumer Services 0.8%
Grand Canyon University , Secured Note , 5.125%, 10/01/28 ....................
$ 250,000 $ 237,300
Total Corporate Bonds (Cost $ 230,418 ) ........................................
237,300
Municipal Bonds 99.1%
Arizona 1.8%
a
Maricopa County Industrial Development Authority , Grand Canyon University Obligated
Group , Revenue , 144A, 2024 , 7.375% , 10/01/29 .......................... 505,000 520,247
California 96.4%
Alameda Community Facilities District , City of Alameda Community Facilities District
No. 22-1 , Special Tax , 2023 , 5% , 9/01/53 ................................ 125,000 128,497
Beaumont Unified School District , Community Facilities District No. 2020-1
Improvement Area No. 2 , Special Tax , 2023 , 5% , 9/01/53 .................... 150,000 154,388
b
California Community Choice Financing Authority , Revenue , 2023 C , Mandatory Put ,
5.25% , 10/01/31 ................................................... 1,000,000 1,055,660
a
California Community College Financing Authority , NCCD-Napa Valley Properties LLC ,
Revenue , 144A, 2022 A , 5.75% , 7/01/60 ................................ 500,000 476,149
a
California Community Housing Agency ,
Annadel Apartments , Revenue , 144A, 2019 A , 5% , 4/01/49 .................. 1,200,000 1,035,823
Mira Vista Hills Apartments , Revenue , 144A, 2021 A , 4% , 2/01/56 ............. 300,000 156,455
Serenity at Larkspur Apartments , Revenue , 144A, 2020 A , 5% , 2/01/50 ......... 1,000,000 742,878
c
Twin Creek Apartments , Revenue, Senior Lien , 144A, 2022 A-2 , 8.057%, 8/01/65 .. 1,250,000 54,293
California Educational Facilities Authority , St. Mary's College of California , Revenue ,
2023 A , Refunding , 5.5% , 10/01/53 .................................... 1,000,000 1,049,555
a
California Enterprise Development Authority , Real Journey Academies Obligated
Group , Revenue , 144A, 2024 A , 5% , 6/01/54 ............................. 500,000 502,142
a ,b
California Infrastructure & Economic Development Bank ,
Desertxpress Enterprises LLC , Revenue , 144A, 2020 A-4 , Mandatory Put , 8% ,
8/15/25 ........................................................ 200,000 206,587
d
Desertxpress Enterprises LLC , Revenue , 144A, 2025 A , Refunding , Mandatory Put ,
9.5% , 1/01/35 ................................................... 285,000 289,267
e
California Muncipal Finance Authority , 8% , 12/01/42 ......................... 600,000 600,000
California Municipal Finance Authority ,
Special Tax , 2024 D , 5% , 9/01/54 ...................................... 380,000 391,181
a
Ascent 613 , Revenue , 144A, 2025 A , 5.375% , 1/01/55 ...................... 500,000 506,757
BOLD Program , Special Tax , 2022 B , Refunding , 6% , 9/01/52 ................ 150,000 161,226
BOLD Program , Special Tax , 2022 C , 6.25% , 9/01/52 ....................... 150,000 162,728
BOLD Program , Special Tax , 2022 D , 6.125% , 9/01/52 ...................... 150,000 161,977
BOLD Program , Special Tax , 2023 A , 5.5% , 9/01/53 ........................ 100,000 107,322
BOLD Program , Special Tax , 2023 C , 5.25% , 9/01/53 ....................... 1,000,000 1,048,492
BOLD Program , Special Tax , 2024 A , 5% , 9/01/48 ......................... 100,000 103,905
a
Claremont Graduate University , Revenue , 144A, 2020 B , Refunding , 5% , 10/01/49 . 125,000 120,884
Community Facilities District No. 2021-6 Improvement Area No. 2 , Special Tax , 2022 ,
6% , 9/01/52 .................................................... 150,000 161,226
Community Facilities District No. 2023-5 Area No. 1 , Special Tax , 2023 , 5.8% ,
9/01/53 ........................................................ 1,000,000 1,083,331
Community Facilities District No. 2023-5 Improvement Area No. 2 , Special Tax , 2024 ,
5% , 9/01/54 .................................................... 500,000 514,712
a,c
IH Parkside Fairfield LLC , Revenue , 144A, 2023 B , 2.617%, 9/01/43 ........... 250,000 183,382
a
St. Mary and All Angels Christian Church , Revenue , 144A, 2024 A , 5.75% , 5/01/54 . 200,000 205,864
a
Westside Neighborhood School , Revenue , 144A, 2024 , 6.375% , 6/15/64 ........ 250,000 271,572
a
California Public Finance Authority , Kendal at Sonoma Obligated Group , Revenue ,
144A, 2021 A , Refunding , 5% , 11/15/46 ................................. 1,250,000 1,226,518
a
California School Finance Authority ,
Integrity Charter School , Revenue , 144A, 2024 , 5.6% , 7/01/64 ................ 500,000 502,668
Orange County Educational Arts Academy , Revenue , 144A, 2023 A , Refunding ,
5.875% , 6/01/53 ................................................. 100,000 102,364

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series CH
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Statewide Communities Development Authority ,
Special Tax , 2023 A , 5.25% , 9/01/51 ................................... $ 100,000 $ 104,881
Community Facilities District No. 2021-1 , Special Tax , 2023 , 5% , 9/01/53 ........ 150,000 154,657
Community Facilities District No. 2022-03 , Special Tax , 2023 , 5% , 9/01/53 ....... 150,000 154,337
Community Facilities District No. 2022-07 Improvement Area No. 1 , Special Tax ,
2023 , 5% , 9/01/53 ................................................ 150,000 155,084
Community Facilities District No. 2022-08 Improvement Area , Special Tax , 2024 ,
5.25% , 9/01/45 .................................................. 150,000 156,374
Community Facilities District No. 2024-9 , Special Tax , 2024 , 5% , 9/01/54 ........ 100,000 102,478
Community Infrastructure Program Assessment District No. 20-02 , Special
Assessment , 2023 , 5.75% , 9/02/53 ................................... 1,000,000 1,053,163
a
Loma Linda University Medical Center Obligated Group , Revenue , 144A, 2016 A ,
5.25% , 12/01/56 ................................................. 250,000 251,657
a
NCCD-Hooper Street LLC , Revenue , 144A, 2019 , 5.25% , 7/01/49 ............. 100,000 101,064
a
NCCD-Hooper Street LLC , Revenue , 144A, 2019 , 5.25% , 7/01/52 ............. 200,000 201,646
Chino Community Facilities District , Community Facilities District No. 2021-1 , Special
Tax , 2023 , 5.625% , 9/01/53 .......................................... 1,000,000 1,074,664
a
City & County of San Francisco ,
Community Facilities District No. 2016-1 Improvement Area 2 , Special Tax , 144A,
2023 A , 5.25% , 9/01/48 ............................................ 965,000 1,010,558
District No. 2020-1 Shoreline Tax Zone 1 , Special Tax , 144A, 2023 C , 5.75% , 9/01/53 1,500,000 1,619,859
City of Dublin , Community Facilities District No. 2015-1 Improvement Area No. 5 ,
Special Tax , 2023 , 5.375% , 9/01/51 .................................... 1,250,000 1,315,615
City of Lake Elsinore , Community Facilities District No. 2006-8 , Special Tax , 2023 , 5% ,
9/01/53 ......................................................... 150,000 154,196
City of Rancho Cordova ,
Arista Del Sol Community Facilities District No. 2022-1 Improvement Area No. 1 ,
Special Tax , 2023 , 5.375% , 9/01/53 ................................... 200,000 210,312
d
Ranch Community Facilities District No. 2021-1 Improvement Area No. 2 , Special
Tax , 2025 , 5% , 9/01/54 ............................................ 500,000 507,065
a
CSCDA Community Improvement Authority ,
CTR City Anaheim , Revenue , 144A, 2020 A , 5% , 1/01/54 .................... 400,000 353,357
Dublin , Revenue , 144A, 2021 B , 4% , 2/01/57 ............................. 140,000 107,300
Folsom Ranch Financing Authority , City of Folsom Community Facilities District No. 23
Improvement Area No. 4 , Special Tax , 2024 , 5% , 9/01/54 .................... 300,000 309,759
Galt Community Facilities District , City of Galt Community Facilities District No. 2020-2
Improvement Area No. 1 , Special Tax , 2023 A , 6% , 9/01/53 .................. 1,500,000 1,624,117
a
Los Angeles Housing Authority , Housing Pathways, Inc. , Revenue , 144A, 2024 B , 6% ,
12/01/62 ........................................................ 600,000 586,006
f
Mountain House Community Facilities District , City of Mountain House Community
Facilities District No. 2024-1 Improvement Area No. 1 , Special Tax , 2025 , 5% ,
9/01/55 ......................................................... 400,000 409,567
Orange County Community Facilities District , Community Facilities District No. 2023-1 ,
Special Tax , 2023 A , 5.5% , 8/15/53 .................................... 1,000,000 1,067,800
River Islands Public Financing Authority ,
Community Facilities District 2023-1 Area No. 1 , Special Tax , 2023 , 5.625% , 9/01/53 1,000,000 1,058,058
Community Facilities District No. 2023-1 Improvement Area 2 , Special Tax , 2024 , 5% ,
9/01/54 ........................................................ 170,000 172,519
Washington Township Health Care District , Revenue , 2023 A , 5.75% , 7/01/48 ......
150,000 162,427
27,646,323
Florida 0.4%
a ,b
Florida Development Finance Corp. , AAF Operations Holdings LLC , Revenue , 144A,
2024 , Refunding , Mandatory Put , 12% , 7/15/28 ........................... 100,000 107,026

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series CH
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories 0.5%
Puerto Rico 0.5%
GDB Debt Recovery Authority of Puerto Rico , 7.5% , 8/20/40 ...................
$ 146,039 $ 142,934
Total Municipal Bonds (Cost $ 26,939,508 ) ......................................
28,416,530
Total Long Term Investments (Cost $ 27,169,926 ) ................................
28,653,830
a
a a a a
Short Term Investments 2.6%
Municipal Bonds 2.6%
California 2.6%
g
Los Angeles Department of Water & Power ,
Power System , Revenue , 2002 A-6 , Refunding , SPA Bank of America NA , Daily
VRDN and Put , 3.63% , 7/01/35 ...................................... 660,000 660,000
Power System , Revenue , 2023 F-1 , Refunding , SPA JPMorgan Chase Bank NA ,
Daily VRDN and Put , 3.25% , 7/01/48 ................................. 100,000 100,000
760,000
Total Municipal Bonds (Cost $ 760,000 ) .........................................
760,000
Total Short Term Investments (Cost $ 760,000 ) ..................................
760,000
a
Total Investments (Cost $ 27,929,926 ) 102.5% ...................................
$29,413,830
Other Assets, less Liabilities (2.5) % ...........................................
(722,786)
Net Assets 100.0% ...........................................................
$28,691,044
See A bbreviations on page 45 .
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 28, 2025, the aggregate value of these securities was $11,442,323, representing 39.9% of net assets.
b
The maturity date shown represents the mandatory put date.
c
The rate shown represents the yield at period end.
d
A portion or all of the security purchased on a delayed delivery basis. See Note 1(c).
e
Fair valued using significant unobservable inputs. See Note 11 regarding fair value measurements.
f
Security purchased on a when-issued basis. See Note 1(c).
g
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive pay-
ment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Strategic Series
Financial Highlights
Franklin Templeton SMACS: Series E
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended
February
28, 2025
(unaudited)
Year Ended August 31,
2024 2023 2022 2021 2020
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $12.77 $11.56 $11.29 $12.77 $10.15 $10.69
Income from investment operations
a
:
Net investment income
b
............. 0.16 0.37 0.42 0.37 0.35 0.36
Net realized and unrealized gains (losses) 0.35 1.60 0.75 (0.31) 2.72 (0.19)
Total from investment operations ........ 0.51 1.97 1.17 0.06 3.07 0.17
Less distributions from:
Net investment income .............. (0.37) (0.76) (0.72) (0.83) (0.45) (0.49)
Net realized gains ................. — — (0.18) (0.71) — (0.22)
Tax return of capital ................ — — (—)
c
— — —
Total distributions ................... (0.37) (0.76) (0.90) (1.54) (0.45) (0.71)
Net asset value, end of period .......... $12.91 $12.77 $11.56 $11.29 $12.77 $10.15
Total return
d
....................... 4.01% 17.78% 10.81% 0.38% 30.95% 1.77%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.06% 0.10% 0.27% 1.36% 2.19% 2.85%
Expenses net of waiver and payments by
affiliates .......................... —% —% —%
f
—% —%
f
—%
f
Net investment income ............... 2.50% 3.12% 3.70% 3.11% 3.05% 3.48%
Supplemental data
Net assets, end of period (000’s) ........ $310,130 $217,932 $61,992 $12,863 $5,155 $3,847
Portfolio turnover rate ................ 40.32% 93.40% 123.80% 117.70% 49.90% 58.50%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Strategic Series
Schedule of Investments (unaudited), February 28, 2025
Franklin Templeton SMACS: Series E
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks 50.2%
Aerospace & Defense 1.2%
a
Boeing Co. (The) ................................... United States 15,000 $ 2,619,450
Lockheed Martin Corp. ............................... United States 2,500 1,125,925
3,745,375
Air Freight & Logistics 1.2%
United Parcel Service, Inc. , B .......................... United States 30,500 3,630,415
Banks 1.8%
Fifth Third Bancorp .................................. United States 27,000 1,173,690
Truist Financial Corp. ................................ United States 45,000 2,085,750
US Bancorp ....................................... United States 50,000 2,345,000
5,604,440
Beverages 2.0%
PepsiCo, Inc. ...................................... United States 40,000 6,138,800
Biotechnology 1.4%
AbbVie, Inc. ....................................... United States 20,000 4,180,600
Building Products 0.6%
Johnson Controls International plc ....................... United States 20,000 1,713,200
Capital Markets 0.8%
BlackRock, Inc. ..................................... United States 2,500 2,444,450
Chemicals 2.8%
Air Products and Chemicals, Inc. ........................ United States 20,000 6,323,000
Albemarle Corp. .................................... United States 25,000 1,925,750
LyondellBasell Industries NV , A ......................... United States 7,000 537,810
8,786,560
Communications Equipment 1.1%
Cisco Systems, Inc. ................................. United States 53,000 3,397,830
Electric Utilities 1.4%
American Electric Power Co., Inc. ....................... United States 15,000 1,590,750
Xcel Energy, Inc. .................................... United States 40,000 2,884,000
4,474,750
Energy Equipment & Services 0.7%
Schlumberger NV ................................... United States 55,000 2,291,300
Food Products 2.6%
Nestle SA , ADR .................................... United States 85,000 8,202,500
Health Care Equipment & Supplies 2.8%
Abbott Laboratories .................................. United States 20,000 2,760,200
Medtronic plc ...................................... United States 65,000 5,981,300
8,741,500
Hotels, Restaurants & Leisure 2.0%
McDonald's Corp. ................................... United States 20,000 6,166,600
Household Products 2.9%
Procter & Gamble Co. (The) ........................... United States 52,500 9,126,600
Machinery 0.7%
Caterpillar, Inc. ..................................... United States 6,000 2,063,700
Metals & Mining 3.8%
Fortescue Ltd. , ADR ................................. Australia 175,000 3,692,500
Freeport-McMoRan, Inc. .............................. United States 40,000 1,476,400
Newmont Corp. ..................................... United States 35,000 1,499,400

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series E
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Metals & Mining (continued)
Rio Tinto plc , ADR ................................... Australia 85,000 $ 5,147,600
11,815,900
Multi-Utilities 0.5%
Dominion Energy, Inc. ................................ United States 25,927 1,467,987
Oil, Gas & Consumable Fuels 5.6%
Chevron Corp. ..................................... United States 15,000 2,379,300
ConocoPhillips ..................................... United States 10,000 991,500
Exxon Mobil Corp. ................................... United States 25,000 2,783,250
Shell plc , ADR ...................................... United States 30,000 2,023,800
TotalEnergies SE , ADR ............................... France 150,000 9,034,500
17,212,350
Pharmaceuticals 4.8%
AstraZeneca plc , ADR ................................ United Kingdom 75,000 5,715,750
Johnson & Johnson ................................. United States 40,000 6,600,800
Pfizer, Inc. ......................................... United States 100,000 2,643,000
14,959,550
Semiconductors & Semiconductor Equipment 3.9%
Analog Devices, Inc. ................................. United States 15,000 3,450,900
Broadcom, Inc. ..................................... United States 20,000 3,988,600
Microchip Technology, Inc. ............................ United States 80,000 4,708,800
12,148,300
Software 1.3%
Oracle Corp. ....................................... United States 25,000 4,151,500
Textiles, Apparel & Luxury Goods 0.3%
NIKE, Inc. , B ....................................... United States 11,000 873,730
Tobacco 4.0%
Philip Morris International, Inc. ......................... United States 80,000 12,422,400
Total Common Stocks (Cost $ 139,766,973 ) ...................................
155,760,337
b
Equity-Linked Securities 40.2%
Aerospace & Defense 1.7%
c
Citigroup Global Markets Holdings, Inc. into Boeing Co. (The) ,
144A, 8.5% , 12/08/25 ............................... United States 24,452 4,059,264
c
Wells Fargo Bank NA into Boeing Co. (The) , 144A, 9% , 6/17/25 United States 6,300 1,120,198
5,179,462
Banks 3.1%
c
JPMorgan Chase Bank NA into Truist Financial Corp. , 144A,
9.5% , 3/02/26 .................................... United States 12,000 547,031
c
Merrill Lynch International & Co. CV into Fifth Third Bancorp ,
144A, 10% , 3/10/25 ................................ United States 12,000 477,002
c
Mizuho Markets Cayman LP into US Bancorp , 144A, 9% , 2/25/26 United States 65,000 3,074,399
c
Royal Bank of Canada into Citigroup, Inc. , 144A, 8.5% , 8/27/25 . United States 13,000 874,510
c
Royal Bank of Canada into Truist Financial Corp. , 144A, 8.5% ,
8/04/25 ......................................... United States 24,000 1,100,831
c
UBS AG into Bank of America Corp. , 144A, 8% , 1/28/26 ...... United States 78,000 3,645,338
9,719,111
Capital Markets 0.3%
c
Merrill Lynch International & Co. CV into Morgan Stanley , 144A,
9% , 7/14/25 ...................................... United States 10,000 1,083,488

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series E
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
b
Equity-Linked Securities
(continued)
Chemicals 0.6%
c
Barclays Bank plc into Air Products and Chemicals, Inc. , 144A,
8.5% , 3/10/25 .................................... United States 7,000 $ 1,833,768
Communications Equipment 0.8%
c
Royal Bank of Canada into Cisco Systems, Inc. , 144A, 8% ,
9/17/25 ......................................... United States 15,000 826,945
c
UBS AG into Cisco Systems, Inc. , 144A, 8% , 6/10/25 ........ United States 30,000 1,627,879
2,454,824
Consumer Staples Distribution & Retail 1.8%
c
Barclays Bank plc into Target Corp. , 144A, 10% , 12/29/25 ..... United States 35,000 4,557,061
c
UBS AG into Target Corp. , 144A, 10% , 9/15/25 ............. United States 7,300 947,748
5,504,809
Containers & Packaging 0.4%
c
BNP Paribas SA into International Paper Co. , 144A, 9% , 10/20/25 United States 26,000 1,359,521
Electric Utilities 1.1%
c
Mizuho Markets Cayman LP into NextEra Energy, Inc. , 144A, 9% ,
4/08/25 ......................................... United States 24,000 1,670,422
c
Wells Fargo Bank NA into NextEra Energy, Inc. , 144A, 8% ,
5/20/25 ......................................... United States 25,000 1,776,378
3,446,800
Energy Equipment & Services 1.2%
c
Merrill Lynch International & Co. CV into Halliburton Co. , 144A,
8.5% , 11/13/25 .................................... United States 95,000 2,596,839
c
Wells Fargo Bank NA into Schlumberger NV , 144A, 10% ,
11/26/25 ........................................ United States 25,000 1,057,675
3,654,514
Health Care Providers & Services 1.1%
c
Citigroup Global Markets Holdings, Inc. into UnitedHealth Group,
Inc. , 144A, 9% , 1/27/26 ............................. United States 1,780 881,331
c
JPMorgan Chase Bank NA into CVS Health Corp. , 144A, 9% ,
11/25/25 ........................................ United States 30,000 1,875,463
c
Wells Fargo Bank NA into UnitedHealth Group, Inc. , 144A, 7% ,
7/14/25 ......................................... United States 1,300 618,245
3,375,039
Hotels, Restaurants & Leisure 1.9%
c
Toronto-Dominion Bank (The) into Starbucks Corp. , 144A, 9% ,
1/12/26 ......................................... United States 50,000 5,435,712
c
Wells Fargo Bank NA into Starbucks Corp. , 144A, 8% , 3/04/25 . United States 3,000 323,741
5,759,453
Insurance 0.6%
c
JPMorgan Chase Bank NA into MetLife, Inc. , 144A, 8% , 3/25/25 United States 23,000 1,794,873
Interactive Media & Services 1.8%
c
Citigroup Global Markets Holdings, Inc. into Alphabet, Inc. , 144A,
8.5% , 8/20/25 .................................... United States 14,000 2,383,801
c
JPMorgan Chase Bank NA into Alphabet, Inc. , 144A, 8% , 3/18/25 United States 15,000 2,275,526
c
JPMorgan Chase Bank NA into Alphabet, Inc. , 144A, 8% , 3/28/25 United States 6,000 959,477
5,618,804
IT Services 1.2%
c
Barclays Bank plc into International Business Machines Corp. ,
144A, 8.5% , 6/09/25 ............................... United States 9,500 1,875,633

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series E
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
b
Equity-Linked Securities
(continued)
IT Services (continued)
c
UBS AG into International Business Machines Corp. , 144A, 8% ,
8/27/25 ......................................... United States 8,000 $ 1,703,897
3,579,530
Machinery 1.7%
c
Toronto-Dominion Bank (The) into Caterpillar, Inc. , 144A, 7.5% ,
2/25/26 ......................................... United States 15,000 5,233,269
Media 0.8%
c
JPMorgan Chase Bank NA into Comcast Corp. , 144A, 8.5% ,
9/02/25 ......................................... United States 70,000 2,610,450
Metals & Mining 2.3%
c
BNP Paribas Issuance BV into Freeport-McMoRan, Inc. , 144A,
10% , 8/12/25 ..................................... United States 52,600 2,008,421
c
Citigroup Global Markets Holdings, Inc. into Freeport-McMoRan,
Inc. , 144A, 10% , 5/20/25 ............................ United States 29,000 1,092,922
c
Citigroup Global Markets Holdings, Inc. into Newmont Corp. ,
144A, 9.5% , 2/18/26 ............................... United States 19,000 806,218
c
Mizuho Markets Cayman LP into Barrick Gold Corp. , 144A, 9% ,
7/01/25 ......................................... Canada 55,000 971,162
c
Mizuho Markets Cayman LP into Barrick Gold Corp. , 144A, 10% ,
8/21/25 ......................................... Canada 50,000 907,838
c
Mizuho Markets Cayman LP into Freeport-McMoRan, Inc. , 144A,
10% , 12/24/25 .................................... United States 20,000 785,810
c
Royal Bank of Canada into Freeport-McMoRan, Inc. , 144A, 10% ,
7/08/25 ......................................... United States 13,700 531,986
7,104,357
Oil, Gas & Consumable Fuels 2.3%
c
BNP Paribas Issuance BV into Exxon Mobil Corp. , 144A, 8.5% ,
4/01/25 ......................................... United States 9,000 1,023,239
c
Citigroup Global Markets Holdings, Inc. into Exxon Mobil Corp. ,
144A, 9% , 3/12/25 ................................. United States 19,000 2,139,909
c
JPMorgan Chase Bank NA into Exxon Mobil Corp. , 144A, 8.5% ,
11/03/25 ........................................ United States 2,500 279,945
c
Royal Bank of Canada into Shell plc , 144A, 8% , 4/28/25 ...... United States 55,000 3,788,760
7,231,853
Pharmaceuticals 0.7%
c
Mizuho Markets Cayman LP into Bristol-Myers Squibb Co. , 144A,
9.5% , 5/08/25 .................................... United States 37,000 2,034,903
Semiconductors & Semiconductor Equipment 9.0%
c
BNP Paribas Issuance BV into Advanced Micro Devices, Inc. ,
144A, 10% , 3/02/26 ................................ United States 27,000 3,038,280
c
BNP Paribas Issuance BV into Applied Materials, Inc. , 144A,
10% , 12/10/25 .................................... United States 26,000 4,368,308
c
Citigroup Global Markets Holdings, Inc. into Analog Devices, Inc. ,
144A, 9% , 7/08/25 ................................. United States 6,200 1,439,121
c
Citigroup Global Markets Holdings, Inc. into Intel Corp. , 144A,
10% , 3/03/26 ..................................... United States 19,000 493,467
c
Goldman Sachs International Bank into Texas Instruments, Inc. ,
144A, 9% , 11/10/25 ................................ United States 8,000 1,389,290
c
JPMorgan Chase Bank NA into Analog Devices, Inc. , 144A, 9% ,
2/19/26 ......................................... United States 13,000 2,864,924
c
Mizuho Markets Cayman LP into Intel Corp. , 144A, 10% , 12/08/25 United States 125,200 3,007,383
c
Morgan Stanley Finance II Ltd. into Microchip Technology, Inc. ,
144A, 10% , 3/03/25 ................................ United States 11,500 716,571

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series E
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
b
Equity-Linked Securities
(continued)
Semiconductors & Semiconductor Equipment (continued)
c
National Bank of Canada into Broadcom, Inc. , 144A, 11.5% ,
5/13/25 ......................................... United States 3,000 $ 4,235,062
c
Royal Bank of Canada into Microchip Technology, Inc. , 144A,
10% , 4/01/25 ..................................... United States 16,000 978,949
c
Royal Bank of Canada into Texas Instruments, Inc. , 144A, 8% ,
6/11/25 ......................................... United States 8,000 1,608,292
c
UBS AG into Intel Corp. , 144A, 10% , 7/29/25 ............... United States 32,000 788,253
c
Wells Fargo Bank NA into Broadcom, Inc. , 144A, 9.5% , 8/20/25 . United States 10,000 1,782,806
c
Wells Fargo Bank NA into QUALCOMM, Inc. , 144A, 10% ,
10/22/25 ........................................ United States 7,500 1,224,044
27,934,750
Software 1.2%
c
Merrill Lynch BV into Microsoft Corp , 144A, 7.5% , 10/06/25 .... United States 5,000 2,052,973
c
Merrill Lynch International & Co. CV into Microsoft Corp. , 144A,
6% , 2/13/26 ...................................... United States 2,500 1,015,222
c
UBS AG into Oracle Corp. , 144A, 9% , 6/10/25 .............. United States 5,800 806,069
3,874,264
Specialty Retail 1.4%
c
Barclays Bank plc into Home Depot, Inc. (The) , 144A, 7% ,
2/25/26 ......................................... United States 7,000 2,816,913
c
J.P. Morgan Structured Products BV into Home Depot, Inc. (The) ,
144A, 8% , 10/15/25 ................................ United States 4,100 1,585,717
4,402,630
Technology Hardware, Storage & Peripherals 2.1%
c
Barclays Bank plc into Dell Technologies Inc , 144A, 12% , 9/03/25 United States 18,000 1,958,787
c
Merrill Lynch International & Co. CV into Dell Technologies, Inc. ,
144A, 12% , 3/09/26 ................................ United States 7,000 762,136
c
Mizuho Markets Cayman LP into Hewlett Packard Enterprise Co. ,
144A, 9.5% , 9/30/25 ............................... United States 64,000 1,201,746
c
UBS AG into Apple, Inc. , 144A, 7% , 4/02/25 ............... United States 12,635 2,446,969
6,369,638
Textiles, Apparel & Luxury Goods 1.1%
c
Royal Bank of Canada into NIKE, Inc. , 144A, 10% , 12/24/25 ... United States 43,000 3,466,745
Total Equity-Linked Securities (Cost $ 122,354,729 ) ............................
124,626,855
Convertible Preferred Stocks 8.7%
Aerospace & Defense 4.5%
Boeing Co. (The) , 6% ................................ United States 235,000 14,071,800
Capital Markets 1.0%
Ares Management Corp. , 6.75% , B ...................... United States 60,000 3,206,400
Chemicals 0.7%
Albemarle Corp. , 7.25% .............................. United States 55,000 2,068,000
Electric Utilities 2.5%
NextEra Energy, Inc. , 7.299% .......................... United States 160,000 7,619,200
Total Convertible Preferred Stocks (Cost $ 25,843,432 ) .........................
26,965,400
Total Long Term Investments (Cost $ 287,965,134 ) .............................
307,352,592
a

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series E
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

See A bbreviations on page 45 .
Short Term Investments 1.1%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 1.1%
d,e
Institutional Fiduciary Trust - Money Market Portfolio , 4.06% ... United States 3,525,231 $ 3,525,231
Total Money Market Funds (Cost $ 3,525,231 ) .................................
3,525,231
Total Short Term Investments (Cost $ 3,525,231 ) ...............................
3,525,231
a
Total Investments (Cost $ 291,490,365 ) 100.2% ................................
$310,877,823
Other Assets, less Liabilities (0.2) % .........................................
(747,345)
Net Assets 100.0% .........................................................
$310,130,478
a a a
a
Non-income producing.
b
See Note 1(e) regarding equity-linked securities.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 28, 2025, the aggregate value of these securities was $124,626,855, representing 40.2% of net assets.
d
See Note 3(d) regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.

Franklin Strategic Series
Financial Highlights
Franklin Templeton SMACS: Series H
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended
February
28, 2025
(unaudited)
Year Ended August 31,
2024 2023 2022 2021 2020
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $9.41 $8.86 $9.03 $10.57 $9.75 $10.09
Income from investment operations
a
:
Net investment income
b
............. 0.24 0.48 0.38 0.31 0.32 0.30
Net realized and unrealized gains (losses) 0.03 0.53 (0.18) (1.54) 0.82 (0.34)
Total from investment operations ........ 0.27 1.01 0.20 (1.23) 1.14 (0.04)
Less distributions from:
Net investment income .............. (0.23) (0.46) (0.37) (0.31) (0.32) (0.30)
Net asset value, end of period .......... $9.45 $9.41 $8.86 $9.03 $10.57 $9.75
Total return
c
....................... 2.91% 11.79% 2.36%
d
(11.82)%
d
11.88%
d
(0.28)%
d
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.71% 0.85% 1.88% 2.51% 3.44% 3.91%
Expenses net of waiver and payments by
affiliates .......................... —%
f
—%
f
—% —%
f
—%
f
—%
f
Net investment income ............... 5.06% 5.33% 4.34% 3.14% 3.16% 3.10%
Supplemental data
Net assets, end of period (000’s) ........ $21,765 $12,653 $10,059 $3,019 $3,187 $2,941
Portfolio turnover rate ................ 1.03% 42.17% 11.82% 6.89% 5.37% 4.93%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Total return excluding payments by Advisers for acquired fund fees and expenses is 2.25% for the year ended August 31, 2023, (11.90)% for the year ended August 31,
2022, 11.78% for the year ended August 31, 2021 and (0.38)% for the year ended August 31, 2020. See Note 3e.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Strategic Series
Schedule of Investments (unaudited), February 28, 2025
Franklin Templeton SMACS: Series H
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Shares
a
Value
a
Management Investment Companies 2.0%
Capital Markets 2.0%
a
Franklin Dynamic Municipal Bond ETF ................................... 17,000 $ 422,280
Total Management Investment Companies (Cost $ 403,766 ) .......................
422,280
Principal
Amount
a a a a
Corporate Bonds 1.1%
Diversified Consumer Services 1.1%
Grand Canyon University , Secured Note , 5.125%, 10/01/28 ....................
$ 250,000 237,300
Total Corporate Bonds (Cost $ 230,418 ) ........................................
237,300
Municipal Bonds 94.1%
Alabama 3.6%
Homewood Educational Building Authority , CHF - Horizons II LLC , Revenue , 2024 C ,
5% , 10/01/56 ..................................................... 300,000 301,421
MidCity Improvement District ,
Assessment Area , Special Assessment , 2022 , 4.5% , 11/01/42 ................ 150,000 134,698
Assessment Area , Special Assessment , 2022 , 4.75% , 11/01/49 ............... 100,000 88,677
Mobile County Industrial Development Authority , AM/NS Calvert LLC , Revenue , 2024
B , 4.75% , 12/01/54 ................................................ 260,000 257,310
782,106
Arizona 4.7%
b
Maricopa County Industrial Development Authority , Grand Canyon University Obligated
Group , Revenue , 144A, 2024 , 7.375% , 10/01/29 .......................... 405,000 417,227
b
Sierra Vista Industrial Development Authority ,
American Leadership Academy, Inc. , Revenue , 144A, 2023 , 5.75% , 6/15/58 ...... 150,000 155,372
c
Georgetown Community Development Authority , Revenue , 144A, 2021 A , 0.523%,
10/01/56 ....................................................... 250,000 210,990
Tempe Industrial Development Authority , Tempe Life Care Village Obligated Group ,
Revenue , 2019 , 5% , 12/01/50 ........................................ 250,000 247,970
1,031,559
Arkansas 0.7%
Arkansas Development Finance Authority , United States Steel Corp. , Revenue , 2023 ,
5.7% , 5/01/53 .................................................... 150,000 158,192
California 8.0%
d
California Community Choice Financing Authority , Revenue , 2023 C , Mandatory Put ,
5.25% , 10/01/31 ................................................... 130,000 137,236
b
California Community Housing Agency ,
Arbors Apartments , Revenue , 144A, 2020 A , 5% , 8/01/50 .................... 125,000 120,298
Aster Apartments , Revenue, Junior Lien , 144A, 2021 A-2 , 4% , 2/01/43 .......... 230,000 210,367
Fountains at Emerald Park , Revenue, Junior Lien , 144A, 2021 A-2 , 4% , 8/01/46 ... 195,000 167,629
Verdant at Green Valley Apartments , Revenue , 144A, 2019 A , 5% , 8/01/49 ....... 105,000 99,250
b ,d ,e
California Infrastructure & Economic Development Bank , Desertxpress Enterprises
LLC , Revenue , 144A, 2025 A , Refunding , Mandatory Put , 9.5% , 1/01/35 ........ 215,000 218,219
b ,c
California Municipal Finance Authority , IH Parkside Fairfield LLC , Revenue , 144A, 2023
B , 2.621%, 9/01/43 ................................................ 150,000 110,029
b
CMFA Special Finance Agency , Solana at Grand , Revenue, Junior Lien , 144A, 2021
A-2 , 4% , 8/01/45 .................................................. 100,000 87,080
b
CMFA Special Finance Agency VII , Breakwater Apartments (The) , Revenue , 144A,
2021 A-2 , 4% , 8/01/47 .............................................. 200,000 171,480
b
CMFA Special Finance Agency VIII , Elan Huntington Beach , Revenue, Junior Lien ,
144A, 2021 A-2 , 4% , 8/01/47 ......................................... 125,000 108,535
b
CMFA Special Finance Agency XII , Allure Apartments , Revenue , 144A, 2022 A-2 ,
4.375% , 8/01/49 ................................................... 100,000 84,787

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series H
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
b
CSCDA Community Improvement Authority ,
Renaissance at City Center , Revenue , 144A, 2020 A , 5% , 7/01/51 ............. $ 110,000 $ 106,697
Waterscape Apartments , Revenue , 144A, 2021 B , 4% , 9/01/46 ................ 135,000 114,243
1,735,850
Colorado 1.5%
Colorado Health Facilities Authority , Christian Living Neighborhoods Obligated Group ,
Revenue , 2019 , Refunding , 4% , 1/01/38 ................................. 100,000 96,129
Denver Health & Hospital Authority , Revenue , 2019 A , Refunding , 4% , 12/01/39 ....
250,000 239,221
335,350
Florida 22.4%
Avenir Community Development District , Parcel A-18 , Special Assessment , 2024 A ,
6% , 5/01/55 ...................................................... 100,000 102,044
b
Babcock Ranch Community Independent Special District , Assessment Area , Special
Assessment , 144A, 2024 , 5.25% , 5/01/55 ............................... 150,000 150,821
b
Capital Projects Finance Authority , PRG - UnionWest Properties LLC , Revenue, Senior
Lien , 144A, 2024 A-1 , 5% , 6/01/58 ..................................... 250,000 246,034
Chaparral Palm Bay Community Development District , Assessment Area 2 , Special
Assessment , 2024 , 5.5% , 5/01/55 ..................................... 100,000 100,773
Epperson North Community Development District , Assessment Area 4 , Special
Assessment , 2024 , 5.6% , 5/01/55 ..................................... 110,000 110,979
b
Florida Development Finance Corp. ,
d
AAF Operations Holdings LLC , Revenue , 144A, 2024 , Refunding , Mandatory Put ,
12% , 7/15/28 ................................................... 100,000 107,026
Mayflower Retirement Center, Inc. Obligated Group , Revenue , 144A, 2021 A ,
Refunding , 4% , 6/01/55 ............................................ 100,000 79,129
b ,f
GIR East Community Development District , Assessment Area 1 , Special Assessment ,
144A, 2025 , 5.5% , 5/01/55 ........................................... 100,000 99,843
Hammock Oaks Community Development District , Assessment Area 2 , Special
Assessment , 2024 , 5.85% , 5/01/44 .................................... 125,000 127,978
b
Hillcrest Preserve Community Development District , Special Assessment , 144A, 2024 ,
5.3% , 5/01/54 .................................................... 165,000 162,663
Kindred Community Development District II , Special Assessment , 2021 , 3.125% ,
5/01/41 ......................................................... 100,000 86,519
Lakeside Preserve Community Development District , Special Assessment , 2023 ,
6.375% , 5/01/54 ................................................... 100,000 106,396
Langley South Community Development District , Assessment Area 1 , Special
Assessment , 2024 , 5.4% , 5/01/55 ..................................... 100,000 100,777
Lee County Industrial Development Authority , Shell Point Obligated Group , Revenue ,
2024 C , 5% , 11/15/54 ............................................... 270,000 276,768
Marion Ranch Community Development District , Special Assessment , 2024 , 5.7% ,
5/01/44 ......................................................... 100,000 102,180
North AR-1 Pasco Community Development District , Assessment Area 3 , Special
Assessment , 2023 , 6% , 5/01/54 ....................................... 95,000 98,546
North Loop Community Development District , Special Assessment , 2023 , 6.625% ,
5/01/54 ......................................................... 130,000 141,217
Pacific Ace Community Development District , Special Assessment , 2024 , 5.5% ,
5/01/55 ......................................................... 125,000 126,846
Palermo Community Development District ,
Special Assessment , 2023 , 5% , 6/15/43 ................................. 100,000 101,729
f
Assessment Area 2 , Special Assessment , 2025 , 5.5% , 6/15/55 ................ 100,000 100,115
Palm Coast Park Community Development District , Special Assessment , 2023 , 5.6% ,
5/01/53 ......................................................... 100,000 102,904
Parker Pointe Community Development District , Special Assessment , 2024 , 5.5% ,
5/01/44 ......................................................... 100,000 101,472

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series H
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Parrish Lakes Community Development District , Assessment Area 2 , Special
Assessment , 2023 A , 5.625% , 5/01/53 .................................. $ 90,000 $ 92,160
Pasadena Ridge Community Development District , Assessment Area 1 , Special
Assessment , 2024 , 5.375% , 5/01/55 ................................... 105,000 105,367
Preserve at Savannah Lakes Community Development District , Assessment Area 1 ,
Special Assessment , 2024 , 5.45% , 5/01/44 .............................. 140,000 143,498
Prosperity Lakes Community Development District , Assessment Area 1 , Special
Assessment , 2023 , 6.125% , 12/15/53 ................................... 160,000 172,891
Quail Roost Community Development District , Expansion Area , Special Assessment ,
2021 , 4% , 12/15/51 ................................................ 70,000 61,462
Ridge at Apopka Community Development District , Parcel 2 , Special Assessment ,
2023 , 5.75% , 5/01/53 ............................................... 100,000 103,758
River Hall Community Development District , Assessment Area 4 , Special Assessment ,
2023 A , 6.5% , 5/01/54 .............................................. 105,000 112,730
Savanna Lakes Community Development District , Assessment Area 2 , Special
Assessment , 2024 , 5.5% , 6/15/54 ..................................... 135,000 136,635
Sawgrass Village Community Development District ,
Assessment Area 1 , Special Assessment , 2023 , 5.75% , 5/01/53 ............... 100,000 102,620
Assessment Area 2 , Special Assessment , 2023 , 6.375% , 11/01/53 ............. 155,000 164,476
b
Seaton Creek Reserve Community Development District , Assessment Area 1 , Special
Assessment , 144A, 2023 , 5.5% , 6/15/53 ................................ 100,000 103,139
Seminole Palms Community Development District , Special Assessment , 2023 , 5.5% ,
5/01/43 ......................................................... 95,000 98,424
Stonegate Preserve Community Development District , Special Assessment , 2023 ,
6.125% , 12/15/53 .................................................. 150,000 162,085
Twisted Oaks Pointe Community Development District ,
Assessment Area 1 , Special Assessment , 2023 , 5.375% , 5/01/43 .............. 100,000 102,437
Assessment Area 2 , Special Assessment , 2023 , 6.125% , 5/01/54 .............. 75,000 78,361
V-Dana Community Development District , Assessment Area 2 , Special Assessment ,
2025 , 5.55% , 5/01/55 ............................................... 100,000 101,239
b
Wellness Ridge Community Development District , Assessment Area 2 , Special
Assessment , 144A, 2024 , 5.2% , 6/15/55 ................................ 100,000 98,803
Westwood of Pasco Community Development District , Assessments , Special
Assessment , 2023 , 5.625% , 5/01/53 ................................... 100,000 103,068
Winding Oaks Community Development District , Special Assessment , 2024 , 5.7% ,
5/01/55 ......................................................... 100,000 100,885
4,876,797
Illinois 3.6%
Illinois Finance Authority , Westminster Village, Inc. Obligated Group , Revenue , 2018 A ,
Refunding , 5% , 5/01/48 ............................................. 100,000 91,656
Illinois Housing Development Authority , Revenue , 2024 I , Refunding , GNMA Insured ,
4.625% , 4/01/50 ................................................... 250,000 252,552
State of Illinois ,
GO , 2020 C , 4.25% , 10/01/45 ........................................ 100,000 95,607
GO , 2021 A , 4% , 3/01/41 ............................................ 360,000 350,028
789,843
Indiana 1.0%
b
City of Goshen , Green Oaks of Goshen LLC , Revenue , 144A, 2021 A , 5% , 8/01/41 .. 100,000 88,313
Indianapolis Local Public Improvement Bond Bank , Revenue, Senior Lien , 2023 E ,
6.125% , 3/01/57 ................................................... 110,000 118,155
206,468
Iowa 1.7%
Iowa Finance Authority ,
Iowa Fertilizer Co. LLC , Revenue , 2022 , Pre-Refunded , 5% , 12/01/50 .......... 235,000 271,218

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series H
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Iowa (continued)
Iowa Finance Authority, (continued)
Lifespace Communities, Inc. Obligated Group , Revenue , 2016 A , 5% , 5/15/36 .... $ 100,000 $ 100,937
372,155
Louisiana 2.3%
Calcasieu Parish Memorial Hospital Service District , Southwest Louisiana Healthcare
System Obligated Group , Revenue , 2019 , Refunding , 5% , 12/01/39 ............ 100,000 99,271
b
Louisiana Local Government Environmental Facilities & Community Development
Authority , Parish of St. Martin , Revenue , 144A, 2019 , 4.4% , 11/01/44 ........... 135,000 135,373
Louisiana Public Facilities Authority , Calcasieu Bridge Partners LLC , Revenue, Senior
Lien , 2024 , 5.5% , 9/01/59 ........................................... 255,000 273,121
507,765
Maryland 1.6%
Maryland Economic Development Corp. , Morgan View & Thurgood Marshall Student
Housing , Revenue , 2020 , 4.25% , 7/01/50 ................................ 170,000 155,325
b
Town of La Plata , Heritage Green Special Taxing District , Special Tax , 144A, 2023 A ,
6.5% , 2/15/53 .................................................... 190,000 193,932
349,257
Michigan 1.8%
City of Detroit , GO , 2023 C , 6% , 5/01/43 ..................................
100,000 112,201
Michigan Finance Authority , Provident Group - HFH Energy LLC , Revenue , 2024 ,
4.375% , 2/28/54 ................................................... 295,000 282,904
395,105
Minnesota 0.5%
City of Apple Valley , PHS Apple Valley Senior Housing, Inc. , Revenue , 2021 , 4% ,
9/01/36 ......................................................... 105,000 102,404
Nevada 0.9%
Henderson Local Improvement Districts , Local Improvement District No. T-22 , Special
Assessment , 2023 , 5.25% , 3/01/53 .................................... 100,000 99,342
d
State of Nevada Department of Business & Industry , Desertxpress Enterprises LLC ,
Revenue , 2020 A-4 , Mandatory Put , 8.125% , 8/15/25 ....................... 100,000 103,347
202,689
New Hampshire 1.2%
New Hampshire Business Finance Authority , Presbyterian Homes Obligated Group ,
Revenue , 2023 A , 5.25% , 7/01/48 ..................................... 250,000 261,322
New York 6.3%
New York City Housing Development Corp. , 8 Spruce NY Owner LLC , Revenue , 2024 ,
F , Refunding , 5.25% , 12/15/31 ........................................ 250,000 257,088
New York Transportation Development Corp. ,
Delta Air Lines, Inc. , Revenue , 2020 , 4% , 10/01/30 ......................... 100,000 100,441
Delta Air Lines, Inc. , Revenue , 2020 , 4.375% , 10/01/45 ..................... 460,000 449,339
JFK International Air Terminal LLC , Revenue , 2022 , 5% , 12/01/41 ............. 185,000 192,875
JFK NTO LLC , Revenue , 2024 , 5.5% , 6/30/60 ............................ 250,000 263,295
b
Oneida Indian Nation of New York , Revenue , 144A, 2024 B , 6% , 9/01/43 .......... 100,000 109,706
1,372,744
Ohio 2.0%
Buckeye Tobacco Settlement Financing Authority , Revenue, Senior Lien , 2020 B-2 , 2 ,
Refunding , 5% , 6/01/55 ............................................. 200,000 183,128
Ohio Housing Finance Agency , Revenue , 2023 C , 8% , 8/01/34 .................
100,000 103,377

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series H
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
Summit County Development Finance Authority , UAkronPark, Inc. , Revenue , 2023 , 6% ,
12/01/58 ........................................................ $ 125,000 $ 137,010
423,515
Pennsylvania 2.5%
Allentown Commercial and Industrial Development Authority , Executive Education
Academy Charter School , Revenue , 2024 , Refunding , 5% , 7/01/59 ............. 250,000 244,205
Berks County Municipal Authority (The) ,
Tower Health Obligated Group , Revenue , 2024 A-1 , 8% , 6/30/34 .............. 18,000 18,496
Tower Health Obligated Group , Revenue , 2024 A-2 , 6% , 6/30/34 .............. 8,000 8,701
Tower Health Obligated Group , Revenue , 2024 A-3 , 5% , 6/30/39 .............. 120,000 119,870
c
Tower Health Obligated Group , Revenue , 2024 B-1 , 1.371%, 6/30/44 ........... 59,000 43,772
Philadelphia Authority for Industrial Development , St. Joseph's University , Revenue ,
2022 , 5.5% , 11/01/60 ............................................... 90,000 97,536
532,580
South Dakota 0.7%
South Dakota Housing Development Authority , Revenue , 2024 C , Refunding , GNMA
Insured , 4.5% , 11/01/44 ............................................. 150,000 151,874
Texas 11.9%
b
Arlington Higher Education Finance Corp. , BASIS Texas Charter Schools, Inc. ,
Revenue , 144A, 2024 , 4.875% , 6/15/59 ................................. 100,000 98,290
b
City of Anna , Woods at Lindsey Place (The) Public Improvement District Area 1 ,
Special Assessment , 144A, 2023 , 5.875% , 9/15/53 ......................... 116,000 120,318
b
City of Celina ,
Lakes at Mustang Ranch Public Improvement District Phases 8-9 , Special
Assessment , 144A, 2025 , 5.625% , 9/01/55 ............................. 150,000 150,599
Pravin Public Improvement District , Special Assessment , 144A, 2023 , 6.75% , 9/01/53 100,000 101,842
b
City of Fate , Williamsburg Public Improvement District No. 1 Phase 3B , Special
Assessment , 144A, 2023 , 5.375% , 8/15/53 ............................... 100,000 100,436
City of Houston , Airport System, United Airlines, Inc. , Revenue , 2024 B , 5.5% , 7/15/38
350,000 378,840
b
City of Hutto , Emory Crossing Public Improvement District Improvement Area No. 2 ,
Special Assessment , 144A, 2023 , 5.625% , 9/01/58 ......................... 115,000 117,480
b
City of Kyle ,
6 Creeks Public Improvement District Improvement Area No. 5 , Special Assessment ,
144A, 2025 , 5.375% , 9/01/50 ....................................... 141,000 140,873
Southwest Kyle Public Improvement District No. 1 Improvement Area No. 2 , Special
Assessment , 144A, 2023 , 6.75% , 9/01/48 .............................. 100,000 105,803
b
City of Princeton , Southbridge Public Improvement District Improvement Area No. 2 ,
Special Assessment , 144A, 2024 , 5.5% , 9/01/54 .......................... 132,000 133,785
b
City of Tomball , Raburn Reserve Public Improvement District Area No. 2 , Special
Assessment , 144A, 2023 , 5.75% , 9/15/52 ............................... 112,000 113,961
b
County of Bastrop , Double Eagle Ranch Public Improvement District Improvement Area
No. 2 , Special Assessment , 144A, 2024 , 5.25% , 9/01/44 .................... 105,000 105,137
b
County of Denton , Tabor Ranch Public Improvement District Improvement Area No. 1 ,
Special Assessment, Senior Lien , 144A, 2024 A , 5.625% , 12/31/54 ............ 106,000 106,512
b
County of Hays , La Cima Public Improvement District , Special Assessment , 144A,
2020 , 3.25% , 9/15/30 ............................................... 100,000 92,510
County of Montgomery , Crockett Meadows Public Improvement District Improvement
Area No. 1 , Special Assessment , 2025 , 5.5% , 9/15/54 ...................... 123,000 123,561
EP Cimarron Ventanas PFC , Revenue , 2024 , Refunding , 4.125% , 12/01/39 ........
250,000 245,657
New Hope Cultural Education Facilities Finance Corp. ,
NCCD-College Station Properties LLC , Revenue , A , 5% , 7/01/47 .............. 50,000 50,000
Quality Senior Housing Foundation of East Texas, Inc. , Revenue , 2019 A-1 , 5% ,
12/01/39 ....................................................... 85,000 85,904
Quality Senior Housing Foundation of East Texas, Inc. , Revenue, Second Tier , 2019
B , 5.5% , 12/01/54 ................................................ 180,000 179,581

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series H
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
Walden Pond Fresh Water Supply District , GO , 2022 , 6.25% , 9/01/47 ............
$ 45,000 $ 45,661
2,596,750
Washington 1.0%
Washington State Housing Finance Commission ,
Eastside Retirement Association Obligated Group , Revenue , 2023 A , Refunding , 5% ,
7/01/48 ........................................................ 120,000 124,491
b
Presbyterian Retirement Communities Northwest Obligated Group , Revenue , 144A,
2019 A , 5% , 1/01/55 .............................................. 100,000 94,003
218,494
Wisconsin 3.7%
Public Finance Authority ,
b
Foundation Academy Charter School A NJ Nonprofit Corp. , Revenue , 144A, 2024 ,
5% , 7/01/60 .................................................... 300,000 287,561
b
Friends Homes Obligated Group , Revenue , 144A, 2019 , Refunding , 5% , 9/01/49 .. 125,000 124,180
RED River Valley Alliance LLC , Revenue , 2021 , 4% , 9/30/51 ................. 345,000 295,614
Wisconsin Health & Educational Facilities Authority , PHW Menomonee Falls, Inc. ,
Revenue , 2024 , 6.125% , 10/01/59 ..................................... 100,000 104,455
811,810
U.S. Territories 10.5%
District of Columbia 1.2%
District of Columbia ,
International School Obligated Group , Revenue , 2019 , 5% , 7/01/49 ............ 140,000 141,114
Plenary Infrastructure DC LLC , Revenue , 2022 A , 5.5% , 8/31/33 .............. 100,000 112,963
254,077
Puerto Rico 9.3%
Commonwealth of Puerto Rico ,
GO , 2022 A-1 , 4% , 7/01/41 .......................................... 223,382 215,310
GO , 2022 A-1 , 4% , 7/01/46 .......................................... 515,826 470,742
GDB Debt Recovery Authority of Puerto Rico , 7.5% , 8/20/40 ...................
91,274 89,334
Puerto Rico Sales Tax Financing Corp. , Sales Tax , Revenue , A-1 , 5% , 7/01/58 .....
1,239,000 1,244,222
2,019,608
Total U.S. Territories .................................................................... 2,273,685
Total Municipal Bonds (Cost $ 19,929,296 ) ......................................
20,488,314
Total Long Term Investments (Cost $ 20,563,480 ) ................................
21,147,894
a
a a a a
Short Term Investments 3.2%
Municipal Bonds 3.2%
Ohio 1.8%
g
Ohio Water Development Authority , Water Pollution Control Loan Fund , Revenue , 2024
C , Daily VRDN and Put , 1.5% , 12/01/54 ................................. 400,000 400,000
Oregon 0.5%
g
State of Oregon , GO , 2022 E , Daily VRDN and Put , 1.7% , 6/01/45 ..............
100,000 100,000

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series H
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

See A bbreviations on page 45 .
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Municipal Bonds
(continued)
Pennsylvania 0.9%
g
Delaware County Industrial Development Authority , United Parcel Service, Inc. ,
Revenue , 2015 , Refunding , Daily VRDN and Put , 1.5% , 9/01/45 ............... $ 200,000 $ 200,000
Total Municipal Bonds (Cost $ 700,000 ) .........................................
700,000
Total Short Term Investments (Cost $ 700,000 ) ..................................
700,000
a
Total Investments (Cost $ 21,263,480 ) 100.4% ...................................
$21,847,894
Other Assets, less Liabilities (0.4) % ...........................................
(82,658)
Net Assets 100.0% ...........................................................
$21,765,236
a
See Note 3(d) regarding investments in affiliated management investment companies.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 28, 2025, the aggregate value of these securities was $5,950,275, representing 27.3% of net assets.
c
The rate shown represents the yield at period end.
d
The maturity date shown represents the mandatory put date.
e
A portion or all of the security purchased on a delayed delivery basis. See Note 1(c).
f
Security purchased on a when-issued basis. See Note 1(c).
g
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive pay-
ment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Strategic Series
Financial Highlights
Franklin Templeton SMACS: Series I
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended
February
28, 2025
(unaudited)
Year Ended August 31,
2024 2023 2022 2021 2020
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $8.11 $7.78 $7.83 $9.73 $8.95 $10.12
Income from investment operations
a
:
Net investment income
b
............. 0.31 0.61 0.64 0.65 0.66 0.64
Net realized and unrealized gains (losses) (0.11) 0.33 (0.07) (1.85) 0.78 (1.10)
Total from investment operations ........ 0.20 0.94 0.57 (1.20) 1.44 (0.46)
Less distributions from:
Net investment income .............. (0.31) (0.61) (0.62) (0.70) (0.66) (0.71)
Tax return of capital ................ — — (—)
c
(—)
c
— —
Total distributions ................... (0.31) (0.61) (0.62) (0.70) (0.66) (0.71)
Net asset value, end of period .......... $8.00 $8.11 $7.78 $7.83 $9.73 $8.95
Total return
d
....................... 2.56% 12.71% 7.57% (12.87)% 16.48% (4.51)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.05% 0.08% 0.20% 1.27% 3.10% 3.55%
Expenses net of waiver and payments by
affiliates .......................... —% —% —%
f
—% —%
f
—%
f
Net investment income ............... 7.69% 7.81% 8.24% 7.72% 7.01% 6.98%
Supplemental data
Net assets , end of period (000’s) ........ $476,415 $373,874 $109,051 $19,910 $3,699 $3,506
Portfolio turnover rate ................ 28.56% 16.69% 27.73% 30.22% 32.50% 43.24%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Strategic Series
Schedule of Investments (unaudited), February 28, 2025
Franklin Templeton SMACS: Series I
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Shares
a
Value
a
Common Stocks 0.5%
Banks 0.5%
Bank of America Corp. ............................................... 45,000 $ 2,074,500
Pharmaceuticals 0.0%
†
a
Endo, Inc. ......................................................... 4,647 133,787
a
Total Common Stocks (Cost $ 1,322,761 ) .......................................
2,208,287
a
b
Equity-Linked Securities 0.7%
Hotels, Restaurants & Leisure 0.4%
c
Wells Fargo Bank NA into Starbucks Corp. , 144A, 8% , 3/04/25 ................. 17,500 1,888,491
Pharmaceuticals 0.3%
c
BNP Paribas SA into Pfizer, Inc. , 144A, 10.5% , 7/23/25 ....................... 58,000 1,578,580
Total Equity-Linked Securities (Cost $ 3,298,200 ) ................................
3,467,071
Principal
Amount
a a a a
Corporate Bonds 75.6%
Aerospace & Defense 1.7%
c
Bombardier, Inc. , Senior Note , 144A, 8.75%, 11/15/30 ........................ $ 1,500,000 1,608,003
c
TransDigm, Inc. ,
Senior Secured Note , 144A, 6.75%, 8/15/28 .............................. 1,500,000 1,527,571
Senior Secured Note , 144A, 6.875%, 12/15/30 ............................ 2,500,000 2,567,695
Senior Secured Note , 144A, 6.625%, 3/01/32 ............................. 2,500,000 2,550,585
8,253,854
Automobile Components 0.4%
c
Dornoch Debt Merger Sub, Inc. , Senior Note , 144A, 6.625%, 10/15/29 ........... 2,500,000 1,994,115
Automobiles 0.8%
Ford Motor Co. , Senior Bond , 6.1%, 8/19/32 ...............................
4,000,000 3,960,699
Banks 0.1%
Bank of America Corp. , Sub. Bond , 5.425% to 8/14/34, FRN thereafter , 8/15/35 .....
50,000 49,395
Barclays plc , Sub. Bond , 7.119% to 6/26/33, FRN thereafter , 6/27/34 .............
200,000 217,032
Fifth Third Bancorp , Senior Note , 6.339% to 7/26/28, FRN thereafter , 7/27/29 ......
50,000 52,371
Wells Fargo & Co. , Senior Bond , 6.491% to 10/22/33, FRN thereafter , 10/23/34 .....
100,000 108,425
427,223
Building Products 1.7%
c
AmeriTex HoldCo Intermediate LLC , Senior Secured Note , 144A, 10.25%, 10/15/28 . 2,000,000 2,129,470
c
Camelot Return Merger Sub, Inc. , Senior Secured Note , 144A, 8.75%, 8/01/28 ..... 800,000 759,206
c
EMRLD Borrower LP / Emerald Co-Issuer, Inc. , Senior Secured Note , 144A, 6.625%,
12/15/30 ........................................................ 2,000,000 2,025,844
c
Quikrete Holdings, Inc. , Senior Secured Note , 144A, 6.375%, 3/01/32 ............ 3,000,000 3,045,405
7,959,925
Capital Markets 0.1%
Charles Schwab Corp. (The) , Senior Note , 5.643% to 5/18/28, FRN thereafter , 5/19/29
50,000 51,464
Morgan Stanley ,
Senior Bond , 6.627% to 10/31/33, FRN thereafter , 11/01/34 .................. 100,000 109,712
Sub. Bond , 5.948% to 1/18/33, FRN thereafter , 1/19/38 ..................... 50,000 51,190
212,366
Chemicals 3.5%
Celanese US Holdings LLC ,
Senior Bond , 6.629%, 7/15/32 ........................................ 2,000,000 2,087,273

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series I
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds
(continued)
Chemicals (continued)
Celanese US Holdings LLC, (continued)
Senior Bond , 6.95%, 11/15/33 ........................................ $ 3,500,000 $ 3,744,323
Senior Note , 6.8%, 11/15/30 .......................................... 1,000,000 1,055,419
c
Rain Carbon, Inc. , Senior Secured Note , 144A, 12.25%, 9/01/29 ................ 3,500,000 3,716,566
c
SCIH Salt Holdings, Inc. , Senior Note , 144A, 6.625%, 5/01/29 .................. 6,000,000 5,949,617
16,553,198
Commercial Services & Supplies 0.9%
c
Allied Universal Holdco LLC , Senior Secured Note , 144A, 7.875%, 2/15/31 ........ 4,000,000 4,128,384
Communications Equipment 2.1%
c
CommScope LLC ,
Senior Note , 144A, 8.25%, 3/01/27 ..................................... 5,000,000 4,928,862
Senior Secured Note , 144A, 9.5%, 12/15/31 .............................. 5,000,000 5,210,125
10,138,987
Consumer Finance 0.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust , Senior Bond , 5.3%,
1/19/34 ......................................................... 200,000 200,542
Ford Motor Credit Co. LLC , Senior Note , 7.35%, 3/06/30 ......................
3,000,000 3,187,027
c
Macquarie Airfinance Holdings Ltd. , Senior Note , 144A, 6.4%, 3/26/29 ............ 50,000 51,824
3,439,393
Containers & Packaging 5.2%
c
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc ,
Senior Note , 144A, 4%, 9/01/29 ....................................... 2,500,000 2,185,290
c
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. ,
Senior Note , 144A, 5.25%, 8/15/27 ..................................... 9,000,000 4,604,400
Senior Secured Note , 144A, 4.125%, 8/15/26 ............................. 6,000,000 5,454,120
c
Mauser Packaging Solutions Holding Co. ,
Secured Note , 144A, 9.25%, 4/15/27 ................................... 9,000,000 9,142,288
Senior Secured Note , 144A, 7.875%, 4/15/27 ............................. 3,500,000 3,557,451
24,943,549
Diversified REITs 0.0%
†
c
VICI Properties LP / VICI Note Co., Inc. , Senior Bond , 144A, 4.625%, 12/01/29 ..... 50,000 48,625
Diversified Telecommunication Services 3.3%
c
CCO Holdings LLC / CCO Holdings Capital Corp. ,
Senior Bond , 144A, 5.125%, 5/01/27 ................................... 10,000,000 9,869,364
Senior Note , 144A, 6.375%, 9/01/29 .................................... 6,000,000 6,027,936
15,897,300
Electric Utilities 3.2%
c
NRG Energy, Inc. ,
Senior Bond , 144A, 6.25%, 11/01/34 ................................... 3,000,000 3,012,297
Senior Note , 144A, 6%, 2/01/33 ....................................... 3,000,000 2,967,911
Senior Secured Bond , 144A, 7%, 3/15/33 ................................ 50,000 54,417
Pacific Gas and Electric Co. , Senior Bond , 6.4%, 6/15/33 .....................
50,000 52,818
PG&E Corp. , Senior Secured Note , 5%, 7/01/28 ............................
50,000 48,751
Southern Co. (The) , 2025 , Junior Sub. Bond , 6.375% to 3/14/35, FRN thereafter ,
3/15/55 ......................................................... 5,000,000 5,045,127
c
Vistra Operations Co. LLC ,
Senior Note , 144A, 6.875%, 4/15/32 .................................... 4,000,000 4,130,764
Senior Secured Bond , 144A, 6.95%, 10/15/33 ............................ 50,000 54,521
15,366,606

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series I
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds
(continued)
Electrical Equipment 0.0%
†
Regal Rexnord Corp. , Senior Note , 6.05%, 4/15/28 ..........................
$ 50,000 $ 51,147
Energy Equipment & Services 1.0%
c
Weatherford International Ltd. , Senior Note , 144A, 8.625%, 4/30/30 .............. 4,500,000 4,649,147
Entertainment 0.0%
†
c
Netflix, Inc. , Senior Bond , 144A, 5.375%, 11/15/29 .......................... 100,000 103,253
Food Products 0.5%
JBS USA Holding Lux SARL / JBS USA Food Co. / JBS Lux Co. SARL , Senior Note ,
5.75%, 4/01/33 ................................................... 50,000 50,856
c
Post Holdings, Inc. ,
Senior Bond , 144A, 5.5%, 12/15/29 .................................... 500,000 490,328
Senior Secured Note , 144A, 6.25%, 2/15/32 .............................. 2,000,000 2,017,786
2,558,970
Ground Transportation 0.0%
†
c
Ashtead Capital, Inc. , Senior Bond , 144A, 5.95%, 10/15/33 .................... 200,000 206,310
Health Care Equipment & Supplies 1.4%
c
Medline Borrower LP ,
Senior Note , 144A, 5.25%, 10/01/29 .................................... 5,000,000 4,850,922
Senior Secured Note , 144A, 3.875%, 4/01/29 ............................. 2,000,000 1,876,265
6,727,187
Health Care Providers & Services 17.3%
c
CHS/Community Health Systems, Inc. ,
Secured Note , 144A, 6.875%, 4/15/29 .................................. 9,000,000 6,285,150
Secured Note , 144A, 6.125%, 4/01/30 .................................. 9,500,000 6,205,011
Senior Note , 144A, 6.875%, 4/01/28 .................................... 5,080,000 3,602,558
Senior Secured Note , 144A, 5.625%, 3/15/27 ............................. 5,000,000 4,825,161
Senior Secured Note , 144A, 8%, 12/15/27 ............................... 9,500,000 9,445,993
Senior Secured Note , 144A, 10.875%, 1/15/32 ............................ 9,000,000 9,217,980
c
DaVita, Inc. ,
Senior Bond , 144A, 3.75%, 2/15/31 .................................... 6,000,000 5,267,915
Senior Note , 144A, 6.875%, 9/01/32 .................................... 3,000,000 3,049,683
c
Kedrion SpA , Senior Secured Note , 144A, 6.5%, 9/01/29 ...................... 1,000,000 952,440
c
MPH Acquisition Holdings LLC , Senior Secured Note , 144A, 5.75%, 12/31/30 ...... 1,617,723 1,193,969
Tenet Healthcare Corp. ,
Senior Note , 6.125%, 10/01/28 ........................................ 8,000,000 8,000,195
Senior Secured Note , 6.125%, 6/15/30 .................................. 11,000,000 11,036,047
Senior Secured Note , 6.75%, 5/15/31 ................................... 13,000,000 13,272,948
82,355,050
Hotels, Restaurants & Leisure 7.1%
c
Caesars Entertainment, Inc. ,
Senior Note , 144A, 8.125%, 7/01/27 .................................... 1,352,000 1,365,829
Senior Note , 144A, 4.625%, 10/15/29 ................................... 1,000,000 945,633
Senior Note , 144A, 6%, 10/15/32 ...................................... 7,000,000 6,830,236
Senior Secured Note , 144A, 7%, 2/15/30 ................................ 1,500,000 1,546,082
c
Carnival Corp. , Senior Note , 144A, 6%, 5/01/29 ............................. 2,000,000 2,006,580
c
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. ,
Senior Note , 144A, 6.75%, 1/15/30 ..................................... 5,000,000 4,652,946
Senior Secured Note , 144A, 4.625%, 1/15/29 ............................. 1,000,000 946,290

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series I
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds
(continued)
Hotels, Restaurants & Leisure (continued)
c
NCL Corp. Ltd. , Senior Note , 144A, 6.75%, 2/01/32 .......................... $ 750,000 $ 767,131
c
Royal Caribbean Cruises Ltd. , Senior Note , 144A, 5.5%, 4/01/28 ................ 1,000,000 1,005,343
c
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. , Senior Bond , 144A, 5.25%,
5/15/27 ......................................................... 6,500,000 6,452,012
c
Wynn Macau Ltd. , Senior Note , 144A, 5.625%, 8/26/28 ....................... 3,500,000 3,402,466
c
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. , Senior Note , 144A, 7.125%,
2/15/31 ......................................................... 3,500,000 3,686,130
33,606,678
Household Durables 0.3%
Shea Homes LP / Shea Homes Funding Corp. , Senior Note , 4.75%, 4/01/29 .......
1,500,000 1,422,073
Household Products 0.3%
c
Energizer Holdings, Inc. , Senior Note , 144A, 6.5%, 12/31/27 ................... 1,500,000 1,520,380
Independent Power and Renewable Electricity Producers 3.8%
c
Calpine Corp. , Senior Note , 144A, 4.625%, 2/01/29 .......................... 8,000,000 7,672,742
c ,d
Vistra Corp. , Junior Sub. Bond , 144A, 8% to 10/14/26, FRN thereafter , Perpetual .... 10,000,000 10,294,000
17,966,742
Media 1.7%
c
Clear Channel Outdoor Holdings, Inc. ,
Senior Note , 144A, 7.5%, 6/01/29 ..................................... 300,000 266,238
Senior Secured Note , 144A, 5.125%, 8/15/27 ............................. 1,000,000 978,585
Senior Secured Note , 144A, 9%, 9/15/28 ................................ 3,000,000 3,162,318
c
Stagwell Global LLC , Senior Note , 144A, 5.625%, 8/15/29 ..................... 200,000 193,921
c
Univision Communications, Inc. , Senior Secured Note , 144A, 6.625%, 6/01/27 ..... 3,250,000 3,258,996
7,860,058
Metals & Mining 2.1%
c
Alcoa Nederland Holding BV , Senior Note , 144A, 4.125%, 3/31/29 ............... 750,000 706,193
ArcelorMittal SA , Senior Bond , 6.8%, 11/29/32 ..............................
50,000 54,172
c
Cleveland-Cliffs, Inc. , Senior Note , 144A, 7.375%, 5/01/33 .................... 4,000,000 4,018,904
c
FMG Resources August 2006 Pty. Ltd. ,
Senior Bond , 144A, 4.375%, 4/01/31 ................................... 800,000 734,510
Senior Bond , 144A, 6.125%, 4/15/32 ................................... 4,000,000 4,006,500
c
Mineral Resources Ltd. , Senior Note , 144A, 8.5%, 5/01/30 .................... 550,000 556,310
10,076,589
Oil, Gas & Consumable Fuels 7.1%
c
Calumet Specialty Products Partners LP / Calumet Finance Corp. ,
Senior Note , 144A, 11%, 4/15/26 ...................................... 880,000 888,358
Senior Note , 144A, 8.125%, 1/15/27 .................................... 4,600,000 4,504,270
Senior Note , 144A, 9.75%, 7/15/28 ..................................... 3,000,000 2,887,219
Senior Secured Note , 144A, 9.25%, 7/15/29 .............................. 3,000,000 3,097,500
Cheniere Corpus Christi Holdings LLC , Senior Secured Note , 3.7%, 11/15/29 ......
100,000 95,144
c
CITGO Petroleum Corp. , Senior Secured Note , 144A, 6.375%, 6/15/26 ........... 1,000,000 1,002,268
c
Civitas Resources, Inc. , Senior Note , 144A, 8.75%, 7/01/31 .................... 750,000 783,798
Energy Transfer LP , Senior Bond , 6.55%, 12/01/33 ..........................
50,000 54,039
c
Hilcorp Energy I LP / Hilcorp Finance Co. ,
Senior Bond , 144A, 7.25%, 2/15/35 .................................... 1,000,000 983,889
Senior Note , 144A, 6%, 4/15/30 ....................................... 1,000,000 964,646
c
Matador Resources Co. , Senior Note , 144A, 6.5%, 4/15/32 .................... 2,000,000 2,001,299
Occidental Petroleum Corp. , Senior Note , 8.875%, 7/15/30 ....................
50,000 57,674
c
Venture Global LNG, Inc. ,
d
Junior Sub. Bond , 144A, 9% to 9/29/29, FRN thereafter , Perpetual ............. 6,000,000 6,106,850
Senior Secured Note , 144A, 8.125%, 6/01/28 ............................. 10,000,000 10,423,070

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series I
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
Williams Cos., Inc. (The) , Senior Bond , 5.65%, 3/15/33 .......................
$ 100,000 $ 103,030
33,953,054
Passenger Airlines 4.5%
c ,e
American Airlines Group, Inc. , Senior Secured Note , 144A, PIK, 10.75%, 2/15/26 ... 5,000,000 5,150,000
c
American Airlines, Inc. , Senior Secured Note , 144A, 8.5%, 5/15/29 .............. 6,000,000 6,326,196
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. ,
c
Senior Secured Note , 144A, 5.5%, 4/20/26 ............................... 1,666,667 1,665,971
c
Delta Air Lines, Inc. / SkyMiles IP Ltd. , Senior Secured Note , 144A, 4.75%, 10/20/28 . 50,000 49,689
c
JetBlue Airways Corp. / JetBlue Loyalty LP , Senior Secured Note , 144A, 9.875%,
9/20/31 ......................................................... 3,000,000 3,178,194
c
United Airlines, Inc. , Senior Secured Note , 144A, 4.625%, 4/15/29 ............... 5,000,000 4,823,941
21,193,991
Pharmaceuticals 2.9%
c
1375209 BC Ltd. , Senior Secured Note , 144A, 9%, 1/30/28 .................... 7,000,000 7,049,987
c
Bausch Health Cos., Inc. , Senior Secured Note , 144A, 5.5%, 11/01/25 ............ 3,000,000 2,994,465
c
Endo Finance Holdings, Inc. , Senior Secured Note , 144A, 8.5%, 4/15/31 .......... 2,000,000 2,146,034
Teva Pharmaceutical Finance Netherlands III BV , Senior Note , 8.125%, 9/15/31 ....
1,500,000 1,683,402
13,873,888
Semiconductors & Semiconductor Equipment 0.0%
†
Micron Technology, Inc. , Senior Bond , 5.875%, 2/09/33 .......................
200,000 208,654
Software 0.9%
c
McAfee Corp. , Senior Note , 144A, 7.375%, 2/15/30 .......................... 4,000,000 3,901,084
Workday, Inc. , Senior Bond , 3.8%, 4/01/32 ................................
150,000 139,293
4,040,377
Specialized REITs 0.0%
†
American Tower Corp. , Senior Note , 4.05%, 3/15/32 .........................
50,000 47,259
Specialty Retail 0.0%
†
Lowe's Cos., Inc. , Senior Bond , 5%, 4/15/33 ...............................
60,000 60,102
Technology Hardware, Storage & Peripherals 0.0%
†
Hewlett Packard Enterprise Co. , Senior Bond , 5%, 10/15/34 ...................
50,000 49,225
HP, Inc. , Senior Bond , 5.5%, 1/15/33 .....................................
80,000 81,753
130,978
Textiles, Apparel & Luxury Goods 0.5%
c
Hanesbrands, Inc. , Senior Note , 144A, 9%, 2/15/31 .......................... 2,000,000 2,131,796
Tobacco 0.0%
†
BAT Capital Corp. , Senior Bond , 6.421%, 8/02/33 ...........................
50,000 53,722
Trading Companies & Distributors 0.5%
c
Foundation Building Materials, Inc. , Senior Note , 144A, 6%, 3/01/29 ............. 2,500,000 2,214,739
c
United Rentals North America, Inc. , Senior Secured Note , 144A, 6%, 12/15/29 ..... 50,000 50,834
2,265,573
Total Corporate Bonds (Cost $ 357,473,153 ) .....................................
360,387,202
f
Senior Floating Rate Interests 1.4%
Health Care Providers & Services 0.1%
g
MPH Acquisition Holdings LLC, First Lien, Exchange First Out CME Term Loan ,
8.037% , ( 3-month SOFR + 3.75% ), 12/31/30 ............................. 537,401 535,721

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series I
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
f
Senior Floating Rate Interests
(continued)
IT Services 1.3%
g
Twitter, Inc., First Lien, CME Term Loan, B1 , 10.979% , ( 3-month SOFR + 6.5% ),
10/26/29 ........................................................ $ 6,000,000 $ 5,990,880
Total Senior Floating Rate Interests (Cost $ 6,356,760 ) ...........................
6,526,601
Mortgage-Backed Securities 17.9%
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 13.0%
FHLMC Pool, 30 Year , 5%, 5/01/53 ...................................... 1,615,174 1,593,820
FHLMC Pool, 30 Year , 5%, 11/01/54 ..................................... 4,996,679 4,919,474
FHLMC Pool, 30 Year , 5%, 12/01/54 ..................................... 11,008,693 10,838,595
FHLMC Pool, 30 Year , 5.5%, 7/01/53 ..................................... 5,910,869 5,935,479
FHLMC Pool, 30 Year , 5.5%, 11/01/53 - 11/01/54 ............................ 3,247,149 3,255,265
FHLMC Pool, 30 Year , 5.5%, 12/01/54 .................................... 10,822,310 10,845,617
FHLMC Pool, 30 Year , 5.5%, 1/01/55 ..................................... 4,390,574 4,400,030
FHLMC Pool, 30 Year , 5.5%, 2/01/55 ..................................... 4,039,472 4,048,172
FHLMC Pool, 30 Year , 6%, 6/01/53 ...................................... 2,618,320 2,673,353
FHLMC Pool, 30 Year , 6%, 1/01/55 ...................................... 5,857,559 5,958,222
FHLMC Pool, 30 Year , 6%, 2/01/55 ...................................... 7,150,912 7,273,809
61,741,836
Federal National Mortgage Association (FNMA) Fixed Rate 2.2%
FNMA, 30 Year , 5%, 5/01/53 ........................................... 1,605,923 1,583,246
FNMA, 30 Year , 5%, 11/01/53 .......................................... 4,880,679 4,814,098
FNMA, 30 Year , 5.5%, 11/01/54 ......................................... 3,897,775 3,906,169
10,303,513
Government National Mortgage Association (GNMA) Fixed Rate 2.7%
GNMA II, Single-family, 30 Year , 6%, 1/20/55 ............................... 7,937,202 8,057,038
GNMA II, Single-family, 30 Year , 6%, 2/20/55 ............................... 4,950,000 5,024,735
13,081,773
Total Mortgage-Backed Securities (Cost $ 84,055,684 ) ............................
85,127,122
Shares
Escrows and Litigation Trusts 0.0%
a ,h
Endo, Inc., Escrow Account ............................................ 300,000 —
Total Escrows and Litigation Trusts (Cost $ – ) ...................................
—
Total Long Term Investments (Cost $ 452,506,558 ) ...............................
457,716,283
a
a a a a
Short Term Investments 2.0%
a
Money Market Funds 2.0%
i,j
Institutional Fiduciary Trust - Money Market Portfolio , 4.06% ................... 9,486,091 9,486,091
Total Money Market Funds (Cost $ 9,486,091 ) ...................................
9,486,091
Total Short Term Investments (Cost $ 9,486,091 ) .................................
9,486,091
a
Total Investments (Cost $ 461,992,649 ) 98.1% ...................................
$467,202,374
Other Assets, less Liabilities 1.9% .............................................
9,212,731
Net Assets 100.0% ...........................................................
$476,415,105

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series I
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

At February 28, 2025 , the Fund had the following futures contracts outstanding. See Note 1 ( d ).
See Note  9  regarding other derivative information.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
See Note 1(e) regarding equity-linked securities.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 28, 2025, the aggregate value of these securities was $307,311,970, representing 64.5% of net assets.
d
Perpetual security with no stated maturity date.
e
Income may be received in additional securities and/or cash.
f
See Note 1(f) regarding senior floating rate interests.
g
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
h
Fair valued using significant unobservable inputs. See Note 11 regarding fair value measurements.
i
See Note 3(d) regarding investments in affiliated management investment companies.
j
The rate shown is the annualized seven-day effective yield at period end.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts
U.S. Treasury 10 Year Notes .................... Long 150 $ 16,664,062 6/18/25 $ 88,812
Total Futures Contracts ...................................................................... $88,812
*As of period end.
See Abbreviations on page 45 .

Franklin Strategic Series
Financial Statements
Statements of Assets and Liabilities
February 28, 2025 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin
Templeton
SMACS: Series
CH
Franklin
Templeton
SMACS: Series
E
Franklin
Templeton
SMACS: Series
H
Franklin
Templeton
SMACS: Series
I
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................ $27,929,926 $287,965,134 $20,859,714 $452,506,558
Cost - Non-controlled affiliates (Note 3 d ) ..... — 3,525,231 403,766 9,486,091
Value - Unaffiliated issuers ............... $29,413,830 $307,352,592 $21,425,614 $457,716,283
Value - Non-controlled affiliates (Note 3 d ) .... — 3,525,231 422,280 9,486,091
Cash ................................. 73,854 — 168,590 564,140
Receivables:
Investment securities sold ................ — 1,888,820 — —
Capital shares sold ..................... 2,127 568,226 — 835,296
Dividends and interest .................. 525,777 710,242 265,698 7,563,571
Affiliates ............................. 8,711 16,382 8,705 24,887
Deposits with brokers for:
Futures contracts ..................... — — — 281,250
Variation margin on futures contracts ........ — — — 67,968
Total assets ....................... 30,024,299 314,061,493 22,290,887 476,539,486
Liabilities:
Payables:
Investment securities purchased ........... 1,188,252 3,857,111 407,902 —
Capital shares redeemed ................ — 49,180 8,374 80,152
Transfer agent fees ..................... 298 1,814 165 7,120
Professional fees ...................... 26,431 20,435 24,851 33,712
Trustees' fees and expenses .............. 160 346 163 470
Distributions to shareholders .............. 109,538 — 74,660 —
Accrued expenses and other liabilities ........ 8,576 2,129 9,536 2,927
Total liabilities ...................... 1,333,255 3,931,015 525,651 124,381
Net assets, at value .............. $28,691,044 $310,130,478 $21,765,236 $476,415,105
Net assets consist of:
Paid-in capital .......................... $27,343,912 $289,180,116 $21,306,667 $470,501,601
Total distributable earnings (losses) .......... 1,347,132 20,950,362 458,569 5,913,504
Net assets, at value .............. $28,691,044 $310,130,478 $21,765,236 $476,415,105
Shares outstanding ...................... 3,221,841 24,021,373 2,302,447 59,566,218
Net asset value per share
a
................. $8.91 $12.91 $9.45 $8.00
a
Net asset value per share may not recalculate due to rounding.

Franklin Strategic Series
Financial Statements
Statements of Operations
for the six months ended February 28, 2025 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin
Templeton
SMACS: Series
CH
Franklin
Templeton
SMACS: Series
E
Franklin
Templeton
SMACS: Series
H
Franklin
Templeton
SMACS: Series
I
Investment income:
Dividends: (net of foreign taxes of $–, $74,582, $–
and $–, respectively)
Unaffiliated issuers ..................... $— $3,138,969 $— $23,400
Non-controlled affiliates (Note 3 d ) .......... — 61,596 8,271 94,040
Interest:
Unaffiliated issuers ..................... 685,171 32,913 403,337 16,081,486
Other income
a
.......................... — 5,592 623 7,768
Total investment income ................ 685,171 3,239,070 412,231 16,206,694
Expenses:
Transfer agent fees (Note 3c) ............... 1,512 22,142 928 29,868
Custodian fees (Note 4 ) ................... 375 254 386 307
Reports to shareholders fees ............... 1,417 1,347 1,093 1,343
Registration and filing fees ................. 11,009 18,323 11,007 27,925
Professional fees ........................ 30,494 27,733 28,792 35,774
Trustees' fees and expenses ............... 296 1,674 249 2,664
Pricing fees ............................ 3,918 298 11,522 1,503
Other ................................. 2,329 3,592 3,668 4,844
Total expenses ...................... 51,350 75,363 57,645 104,228
Expense reductions (Note 4 ) ............ (10) — (13) —
Expenses waived/paid by affiliates (Note 3 d
and 3 e ) ........................... (51,340) (75,363) (57,632) (104,228)
Net expenses ...................... — — — —
Net investment income ............. 685,171 3,239,070 412,231 16,206,694
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ................... (58,459) 7,686,530 55,693 3,070,956
Foreign currency transactions ............. — 5,621 — —
Futures contracts ...................... — — — (1,110,884)
Net realized gain (loss) ............... (58,459) 7,692,151 55,693 1,960,072
Net change in unrealized appreciation
(depreciation) on:
Investments:
Unaffiliated issuers ................... (73,884) (235,616) 15,525 (7,658,939)
Non-controlled affiliates (Note 3 d ) ........ — — 1,020 —
Translation of other assets and liabilities
denominated in foreign currencies ........ — (3,245) — —
Written options ........................ — 100,718 — —
Futures contracts ...................... — — — 313,994
Net change in unrealized appreciation
(depreciation) ...................... (73,884) (138,143) 16,545 (7,344,945)
Net realized and unrealized gain (loss) ......... (132,343) 7,554,008 72,238 (5,384,873)
Net increase (decrease) in net assets resulting from
operations ............................... $552,828 $10,793,078 $484,469 $10,821,821
a
Other income includes payments by Advisers for acquired fund fees and expenses (See Note 3e).

Franklin Strategic Series
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin Templeton SMACS: Series CH Franklin Templeton SMACS: Series E
Six Months Ended
February 28, 2025
(unaudited)
Year Ended
August 31, 2024
Six Months Ended
February 28, 2025
(unaudited)
Year Ended
August 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ............ $685,171 $1,008,621 $3,239,070 $4,217,015
Net realized gain (loss) ............ (58,459) 113,039 7,692,151 3,490,113
Net change in unrealized appreciation
(depreciation) ................. (73,884) 1,841,890 (138,143) 18,221,254
Net increase (decrease) in net
assets resulting from operations . 552,828 2,963,550 10,793,078 25,928,382
Distributions to shareholders ......... (676,689) (999,563) (7,629,249) (8,954,982)
Capital share transactions (Note 2 ) ..... 5,905,401 17,047,897 89,035,065 138,966,409
Net increase (decrease) in net
assets ..................... 5,781,540 19,011,884 92,198,894 155,939,809
Net assets:
Beginning of period ................ 22,909,504 3,897,620 217,931,584 61,991,775
End of period ..................... $28,691,044 $22,909,504 $310,130,478 $217,931,584

Franklin Strategic Series
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin Templeton SMACS: Series H Franklin Templeton SMACS: Series I
Six Months Ended
February 28, 2025
(unaudited)
Year Ended
August 31, 2024
Six Months Ended
February 28, 2025
(unaudited)
Year Ended
August 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ............ $412,231 $616,049 $16,206,694 $18,607,654
Net realized gain (loss) ............ 55,693 (128,925) 1,960,072 2,249,814
Net change in unrealized appreciation
(depreciation) ................. 16,545 892,548 (7,344,945) 12,458,862
Net increase (decrease) in net
assets resulting from operations . 484,469 1,379,672 10,821,821 33,316,330
Distributions to shareholders ......... (403,241) (591,419) (16,801,693) (19,258,918)
Capital share transactions (Note 2 ) ..... 9,030,948 1,805,810 108,520,671 250,765,768
Net increase (decrease) in net
assets ..................... 9,112,176 2,594,063 102,540,799 264,823,180
Net assets:
Beginning of period ................ 12,653,060 10,058,997 373,874,306 109,051,126
End of period ..................... $21,765,236 $12,653,060 $476,415,105 $373,874,306

Franklin Strategic Series

franklintempleton.com
Semiannual Report
Notes to Financial Statements (unaudited)
1. Organization and Significant Accounting Policies
Franklin Strategic Series (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of ten
separate funds, four of which are included in this report
(Funds). The Funds follow the accounting and reporting
guidance in Financial Accounting Standards Board (FASB)
Accounting Standards Codification Topic 946, Financial
Services – Investment Companies (ASC 946) and apply
the specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946.
The following summarizes the Funds' significant accounting
policies.
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Funds’
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Funds' administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Funds may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities, exchange traded funds, and derivative
financial instruments listed on an exchange or on the
NASDAQ National Market System are valued at the last
quoted sale price or the official closing price of the day,
respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the
security is primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-
counter (OTC) securities are valued within the range of the
most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Funds' pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine fair
value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics
such as benchmark yield curves, credit spreads, estimated
default rates, anticipated market interest rate volatility,
coupon rates, anticipated timing of principal repayments,
underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then
discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instruments trade in the OTC
market. The Funds' pricing services use various techniques
including industry standard option pricing models and
proprietary discounted cash flow models to determine the
fair value of those instruments. The Funds' net benefit or
obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Funds have procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Funds primarily employ a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.

Franklin Strategic Series
Notes to Financial Statements (unaudited)

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Semiannual Report
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Funds' business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Funds' portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Funds' portfolio securities to the latest indications of fair value at 4 p.m. Eastern time.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Funds' NAV is not calculated, which could result
in differences between the value of the Funds' portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Funds for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Funds do not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statements of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Purchased on a When-Issued, Forward
Commitment or Delayed Delivery Basis
Certain or all Funds may purchase securities on a when-
issued, forward commitment or delayed delivery basis, with
payment and delivery scheduled for a future date. These
transactions are subject to market fluctuations and are
subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Funds
will generally purchase these securities with the intention of holding the securities, they may sell the securities before the settlement date.
d. Derivative Financial Instruments
Certain or all Funds invested in derivative financial
instruments in order to manage risk or gain exposure to
various other investments or markets. Derivatives are
financial contracts based on an underlying or notional
amount, require no initial investment or an initial net
investment that is smaller than would normally be required
to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or
losses in excess of the amounts shown in the Statements of
Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the
period are included in the Statements of Operations.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Strategic Series
Notes to Financial Statements (unaudited)

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Semiannual Report
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or
exchange clearing house for exchange traded and centrally
cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities.
Certain or all Funds entered into exchange traded futures
contracts primarily to manage and/or gain exposure to
interest rate risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a
specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is
accounted for as a variation margin payable or receivable in the Statements of Assets and Liabilities. Futures contracts
outstanding at period end, if any, are listed in the Funds'
Schedules of Investments.
Certain or all Funds purchased or wrote exchange traded
option contracts primarily to manage and/or gain exposure to equity price risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount
equal to the premium paid or received is recorded as an
asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying
investment is adjusted by any premium received or paid.
Upon expiration of an option, any premium received or
paid is recorded as a realized gain or loss. Upon closing
an option other than through expiration or exercise, the
difference between the premium received or paid and the
cost to close the position is recorded as a realized gain or loss. Option contracts outstanding at period end, if any, are listed in the Funds' Schedules of Investments.
See Note 9 regarding other derivative information.
e. Equity-Linked Securities
Certain or all Funds invest in equity-linked securities.
Equity-linked securities are hybrid financial instruments
that generally combine both debt and equity characteristics
into a single note form. Income received from equity-linked
securities is recorded as realized gains in the Statements
of Operations and may be based on the performance of
an underlying equity security, an equity index, or an option position. The risks of investing in equity-linked securities include unfavorable price movements in the underlying
security and the credit risk of the issuing financial institution.
There may be no guarantee of a return of principal with
equity-linked securities and the appreciation potential may
be limited. Equity-linked securities may be more volatile and less liquid than other investments held by the Funds.
f. Senior Floating Rate Interests
Certain or all Funds invest in senior secured corporate
loans that pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These
base lending rates are generally the prime rate offered by a designated U.S. bank or the Secured Overnight Financing
Rate (SOFR). Senior secured corporate loans often require
prepayment of principal from excess cash flows or at the
discretion of the borrower. As a result, actual maturity may be substantially less than the stated maturity. Senior secured corporate loans in which the Funds invest are generally
readily marketable, but may be subject to certain restrictions on resale.
g. Income and Deferred Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of
its income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S.
federal income taxes is required.
The Funds may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which the Funds invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that
exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, certain or all Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the
valuation date.
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of February 28, 2025, each
Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for
1. Organization and Significant Accounting Policies
(continued)
d. Derivative Financial Instruments
(continued)

Franklin Strategic Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
any open tax years (or expected to be taken in future tax
years). Open tax years are those that remain subject to
examination and are based on the statute of limitations in
each jurisdiction in which the Fund invests.
h. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities
are included in interest income. Paydown gains and losses
are recorded as an adjustment to interest income. Certain
or all Funds may receive other income from investments in
senior secured corporate loans or unfunded commitments,
including amendment fees, consent fees or commitment
fees. These fees are recorded as income when received
by the Funds. Facility fees are recognized as income over
the expected term of the loan. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Funds. Dividends from net investment
income are normally declared daily; these dividends may
be reinvested or paid monthly to shareholders for Franklin
Templeton SMACS: Series CH and Franklin Templeton
SMACS: Series H, and recorded on ex-dividend date
for Franklin Templeton SMACS: Series E and Franklin
Templeton SMACS: Series I. Distributions from realized
capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
i. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
j. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Funds, enters into contracts
with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
g. Income and Deferred Taxes
(continued)

Franklin Strategic Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
2. Shares of Beneficial Interest
At February 28, 2025, there were an unlimited number of shares authorized (without par value). Transactions in the Funds'
shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
a. Management Fees
Advisers provides investment management services to the Funds. The Funds do not pay a fee for these services.
Franklin Templeton SMACS:
Series CH
Franklin Templeton SMACS:
Series E
Shares Amount Shares Amount
Class A
Six Months ended February 28, 2025
Shares sold ................................... 968,600 $8,630,971 8,380,626 $107,220,197
Shares issued in reinvestment of distributions .......... 53 474 48 602
Shares redeemed ............................... (304,990) (2,726,044) (1,421,074) (18,185,734)
Net increase (decrease) .......................... 663,663 $5,905,401 6,959,600 $89,035,065
Year ended August 31, 2024
Shares sold ................................... 2,515,268 $20,611,055 13,297,447 $158,010,193
Shares redeemed ............................... (414,471) (3,563,158) (1,599,105) (19,043,784)
Net increase (decrease) .......................... 2,100,797 $17,047,897 11,698,342 $138,966,409
Franklin Templeton SMACS:
Series H
Franklin Templeton SMACS:
Series I
Shares Amount Shares Amount
Class A
Six Months ended February 28, 2025
Shares sold ................................... 1,222,279 $11,535,069 17,553,196 $141,603,264
Shares issued in reinvestment of distributions .......... 50 478 193 1,539
Shares redeemed ............................... (264,788) (2,504,599) (4,106,144) (33,084,132)
Net increase (decrease) .......................... 957,541 $9,030,948 13,447,245 $108,520,671
Year ended August 31, 2024
Shares sold ................................... 743,279 $6,665,954 36,341,570 $283,974,624
Shares redeemed ............................... (533,815) (4,860,144) (4,247,905) (33,208,856)
Net increase (decrease) .......................... 209,464 $1,805,810 32,093,665 $250,765,768
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent

Franklin Strategic Series
Notes to Financial Statements (unaudited)

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Semiannual Report
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Funds and is not paid by the Funds for the services.
c. Transfer Agent Fees
The Funds pay transfer agent fees, calculated monthly and paid monthly, to Investor Services for its performance of shareholder servicing obligations. The fees are based on a fixed margin earned by Investor Services and are allocated to the Funds based upon relative assets and relative transactions. In addition, the Fund reimburses Investor Services for out of pocket expenses incurred and reimburses shareholder servicing fees paid to third parties.
For the period ended February 28, 2025, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:
d. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. Advisers has contractually agreed to reimburse expenses of the Funds in an amount equal to fees indirectly borne by the Funds on assets invested in the affiliated management investment companies, as noted in the Statements of Operations. During the period ended February 28,
2025, investments in affiliated management investment companies were as follows:
Franklin
Templeton
SMACS: Series
CH
Franklin
Templeton
SMACS: Series
E
Franklin
Templeton
SMACS: Series
H
Franklin
Templeton
SMACS: Series
I
Transfer agent fees ........................ $1,512 $22,142 $928 $29,868 aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Templeton SMACS: Series E
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.06% . $1,129,213 $99,054,650 $(96,658,632) $— $— $3,525,231 3,525,231 $61,596
Total Affiliated Securities ... $1,129,213 $99,054,650 $(96,658,632) $— $— $3,525,231 $61,596
Franklin Templeton SMACS: Series H
Non-Controlled Affiliates
Dividends
Franklin Dynamic Municipal Bond
ETF ................... $421,260 $— $— $— $1,020 $422,280 17,000 $8,271
Total Affiliated Securities ... $421,260 $— $— $— $1,020 $422,280 $8,271
3. Transactions with Affiliates
(continued)

Franklin Strategic Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
e. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Funds so that the operating expenses (excluding certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) and acquired fund fees and expenses of the
Funds do not exceed 0.00% based on the average net assets of each class until December 31, 2025. Total expenses waived or paid are not subject to recapture subsequent to the Funds' fiscal year end.
Acquired fund fees and expenses are indirect expenses, and therefore Advisers may make payments, if necessary, to the
Funds to offset these estimated indirect expenses. Payments by Advisers for the period ended February 28, 2025, are reflected as other income in the Statements of Operations.
f. Interfund Transactions
Certain or all Funds engaged in purchases and sales of investments with funds or other accounts that have common investment managers (or affiliated investment managers), directors, trustees or officers. These purchases, sales and the related net realized gains (losses), if any, for the period ended February 28, 2025, were as follows:
4. Expense Offset Arrangement
Franklin Templeton SMACS: Series CH and Franklin Templeton SMACS: Series H have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds'
custodian expenses. During the period ended February 28, 2025, the custodian fees were reduced as noted in the Statements of Operations.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Templeton SMACS: Series I
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.06% . $2,116,283 $110,043,293 $(102,673,485) $— $— $9,486,091 9,486,091 $94,040
Total Affiliated Securities ... $2,116,283 $110,043,293 $(102,673,485) $— $— $9,486,091 $94,040
Franklin
Templeton
SMACS: Series
CH
Franklin
Templeton
SMACS: Series
H
Purchases .............................. $4,425,000 $6,220,000
Sales .................................. $4,620,000 $5,415,000
Net Realized Gains (Losses) ................. — —
3. Transactions with Affiliates
(continued)
d. Investments in Affiliated Management Investment Companies
(continued)

Franklin Strategic Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At August 31, 2024, the capital loss carryforwards were as follows:
At February 28, 2025, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of bond discounts and premiums, derivative financial instruments and equity-linked securities.
6. Investment Transactions
Purchases and sales of investments and ETFs (excluding short term securities) for the period ended February 28, 2025, were as follows:
Franklin
Templeton
SMACS: Series
CH
Franklin
Templeton
SMACS: Series
E
Franklin
Templeton
SMACS: Series
H
Franklin
Templeton
SMACS: Series
I
1 1 1 1 1
Capital loss carryforwards not subject to expiration:
Short term ............................. $ — $ 792,255 $ 20,097 $ 643,984
Long term ............................. 92,656 — 176,901 —
Total capital loss carryforwards ............ $92,656 $792,255 $196,998 $643,984
Franklin
Templeton
SMACS: Series
CH
Franklin
Templeton
SMACS: Series
E
Franklin
Templeton
SMACS: Series
H
Franklin
Templeton
SMACS: Series
I
a a a a a
Cost of investments ....................... $27,927,762 $292,436,204 $21,249,403 $462,119,974
Unrealized appreciation ..................... $1,683,538 $26,669,778 $706,397 $10,772,656
Unrealized depreciation ..................... (197,470) (8,228,159) (107,906) (5,601,444)
Net unrealized appreciation (depreciation) ....... $1,486,068 $18,441,619 $598,491 $5,171,212
Franklin
Templeton
SMACS: Series
CH
Franklin
Templeton
SMACS: Series
E
Franklin
Templeton
SMACS: Series
H
Franklin
Templeton
SMACS: Series
I
Purchases .............................. $9,081,781 $191,303,703 $8,948,006 $216,949,817
Sales .................................. $2,955,636 $104,104,284 $163,127 $118,209,670

Franklin Strategic Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
7. Credit Risk
At February 28, 2025, certain or all Funds had a portion of their portfolio invested in high yield or other securities rated below investment grade as determined by Nationally Recognized Statistical Credit Ratings Organizations and/or internally, by investment management and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
8. Concentration of Risk
Franklin Templeton SMACS: Series CH invests a large percentage of its total assets in obligations of issuers within California and U.S. territories. Such concentration may subject the Fund to risks associated with industrial or regional matters, and economic, political or legal developments occurring within California and U.S. territories. Investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Fund to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.
9. Other Derivative Information
At February 28, 2025, investments in derivative contracts are reflected in the Statements of Assets and Liabilities as follows:
a
This amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only the variation m argin receivable/payable at period end is separately reported within the Statements of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
Franklin
Templeton
SMACS:
Series CH
Franklin
Templeton
SMACS:
Series H
Franklin
Templeton
SMACS:
Series I
Credit risk ..................................... 46.5% 44.5% 72.6%
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Franklin Templeton SMACS: Series I
Interest rate contracts .......
Variation margin on futures
contracts
$ 88,812
a
Variation margin on futures
contracts
$ —
Total .................... $88,812 $—

Franklin Strategic Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
For the period ended February 28, 2025, the effect of derivative contracts in the Statements of Operations was as follows:
For the period ended February 28, 2025, the average month end notional amount of futures contracts and options were as follows:
See Note 1(d) regarding derivative financial instruments.
10. Credit Facility
The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matures on January 30, 2026. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Funds may, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility.
These fees are reflected in other expenses in the Statements of Operations. During the period ended February 28, 2025, the
Funds did not use the Global Credit Facility.
11. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Period
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Period
Franklin Templeton SMACS: Series E
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Equity contracts ..............
Written options $— Written options $100,718
Total ....................... $— $100,718
Franklin Templeton SMACS: Series I
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Interest rate contracts ..........
Futures contracts (1,110,884) Futures contracts 313,994
Total ....................... $(1,110,884) $313,994
Franklin Templeton
SMACS: Series E
Franklin Templeton
SMACS: Series I
Futures contracts .......................... $ – $ 10,566,295
Options .................................. 1,429 –
9. Other Derivative Information
(continued)

Franklin Strategic Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of February 28, 2025, in valuing the Funds' assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Templeton SMACS: Series CH
Assets:
Investments in Securities:
a
Corporate Bonds ........................ $ — $ 237,300 $ — $ 237,300
Municipal Bonds :
Arizona .............................. — 520,247 — 520,247
California ............................. — 27,046,323 600,000 27,646,323
Florida ............................... — 107,026 — 107,026
U.S. Territories ..........................
Puerto Rico ........................... — 142,934 — 142,934
Short Term Investments ................... — 760,000 — 760,000
Total Investments in Securities ........... $— $28,813,830 $600,000 $29,413,830
Franklin Templeton SMACS: Series E
Assets:
Investments in Securities:
a
Common Stocks ......................... 155,760,337 — — 155,760,337
Equity-Linked Securities ................... — 124,626,855 — 124,626,855
Convertible Preferred Stocks ................ 26,965,400 — — 26,965,400
Short Term Investments ................... 3,525,231 — — 3,525,231
Total Investments in Securities ........... $186,250,968 $124,626,855 $— $310,877,823
Franklin Templeton SMACS: Series H
Assets:
Investments in Securities:
a
Management Investment Companies ......... 422,280 — — 422,280
Corporate Bonds ........................ — 237,300 — 237,300
Municipal Bonds ......................... — 20,488,314 — 20,488,314
Short Term Investments ................... — 700,000 — 700,000
Total Investments in Securities ........... $422,280 $21,425,614 $— $21,847,894
Franklin Templeton SMACS: Series I
Assets:
Investments in Securities:
a
Common Stocks ......................... 2,208,287 — — 2,208,287
Equity-Linked Securities ................... — 3,467,071 — 3,467,071
Corporate Bonds ........................ — 360,387,202 — 360,387,202
Senior Floating Rate Interests ............... — 6,526,601 — 6,526,601
Mortgage-Backed Securities ................ — 85,127,122 — 85,127,122
Escrows and Litigation Trusts ............... — — —
b
—
Short Term Investments ................... 9,486,091 — — 9,486,091
Total Investments in Securities ........... $11,694,378 $455,507,996 $— $467,202,374
Other Financial Instruments:
Futures Contracts ....................... $88,812 $— $— $88,812
Total Other Financial Instruments ......... $88,812 $— $— $88,812
11. Fair Value Measurements
(continued)

Franklin Strategic Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. At February 28, 2025, the reconciliation is as follows:
Level 3 financial instruments, for Franklin Templeton SMACS: Series CH, include the fair value of assets and/or liabilities derived from recent transactions, private transaction prices, or non-public third-party pricing information that is unobservable.
12. Operating Segments
The Funds have adopted the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) -
Improvements to Reportable Segment Disclosures.  The update is limited to disclosure requirements and does not impact the Funds' financial position or results of operations.
Each Fund operates as a single operating segment, which is an investment portfolio. The Funds' Investment manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statements of Assets and Liabilities and the Statements of Operations, along with the related notes to the financial statements. The Schedules of
Investments provides details of the Funds' investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
13. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes financial instruments determined to have no value.
Balance at
Beginning of
Period Purchases
a
Sales
b
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciation
(Depreciation)
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Templeton SMACS: Series CH
Assets:
Investments in Securities:
Municipal Bonds :
United States . $ 14,263 $ 600,000 $ (8,372) $ — $ — $ — $ (53,586) $ 47,695 $ 600,000 $ —
Total Investments in
Securities ....... $14,263 $600,000 $(8,372) $— $— $— $(53,586) $47,695 $600,000 $—
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
11. Fair Value Measurements
(continued)

Franklin Strategic Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Abbreviations
Selected Portfolio
ADR American Depositary Receipt
ETF Exchange-Traded Fund
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
FRN Floating Rate Note
GNMA Government National Mortgage Association
GO General Obligation
PIK Payment-In-Kind
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate
SPA Standby Purchase Agreement

Franklin Strategic Series

franklintempleton.com
Semiannual Report
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report
Not applicable.

FSS3-SFSOI 04/25
© 2025 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s chief executive officer and chief financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Franklin Strategic Series

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	April 28, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	April 28, 2025

By:	/s/ Jeffery White
Jeffery White
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	April 28, 2025